    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1998

                                                              FILE NO. 333-02205
                                                              FILE NO. 811-07583
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                          ----------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 10

                          REPUBLIC ADVISOR FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                                 Walter B. Grimm
                  3435 Stelzer Road, Columbus, Ohio 43219-3035
               (Name and address of agent for service of process)

                                    Copy to:

                             Allan S. Mostoff, Esq.
                             Dechert Price & Rhoads
                  1775 Eye Street, N.W., Washington, D.C. 20006

                        --------------------------------

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) (1)

                        --------------------------------

       If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1933, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Republic U.S. Government Money Market Fund (for its fiscal year ended September 30. 1997) on December 23, 1997; Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund for their fiscal years ended October 31, 1997 on January 27, 1998.

CROSS REFERENCE SHEET

PART A;  INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                                                     PROSPECTUS CAPTION
Item 1.                        Front and Back Cover Page                        Front and Back Cover Page

Item 2.                        Risk/Return Summary:  Investments,               Risk/Return Summary and
                               Risks and Performance                            Fund Expenses

Item 3.                        Risk/Return Summary:  Fee Table                  Risk/Return Summary and
                                                                                Fund Expenses

Item 4.                        Investment Objectives, Principal                 Investment Objectives and
                               Investment Strategies, and Related Risks         Strategies; Investment Risks

Item 5                         Management's Discussion                          Not Applicable
                               of Fund Performance

Item 6.                        Management, Organization, and                    Fund Management
                               Capital Structure

Item 7.                        Shareholder Information                          Shareholder Information

Item 8.                        Distribution Arrangements                        Distribution Arrangements/
                                                                                Sales Charges

Item 9.                        Financial Highlights Information                 Financial Highlights

PART B;  INFORMATION REQUIRED IN STATEMENT /OF ADDITIONAL INFORMATION

                                                                                Statement of Additional
ITEM NUMBER                                                                     INFORMATION CAPTION

Item 10.                       Cover Page and Table of Contents                 Cover Page and Table of Contents

Item 11.                       Fund History                                     Capitalization

Item 12.                       Description of the Fund and Its                  Investment Objective, Policies
                               Investments and Risks                            and Restrictions

Item 13.                       Management of the Fund                           Management of the Trust

Item 14.                       Control Persons and Principal                    Other Information
                               Holders of Securities

Item 15.                       Investment Advisory and                          Management of the Trust
                               Other Securities                                 Investment Adviser

Item 16.                       Brokerage Allocation                             Portfolio Transactions

Item 17.                       Capital Stock and Other Securities               Other Information

Item 18.                       Purchase, Redemption and Pricing                 Purchase of Shares; Redemption
                               of Shares                                        of Shares; Determination of Net
                                                                                Asset Value

Item 19.                       Taxation of the Fund                             Taxation

Item 20.                       Underwriters                                     Management of the Trust -
                                                                                Administrator, Distributor and
                                                                                Sponsor

Item 21.                       Calculation of Performance Date                  Performance Information

Item 22.                       Financial Statements                             Financial Statements

PART C

        Information required to be in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

EXPLANATORY NOTE

         This post-effective amendment no. 8 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 333-02205) (the "Registration Statement") is being filed to amend the Registrant's disclosure with respect to the Republic Fixed Income Fund, Republic International Equity Fund, and Republic Small Cap Equity Fund, in order to comply with the new Form N-1A. The financial information will be filed by amendment prior to the effectiveness of this amendment.

REPUBLIC FUNDS


PROSPECTUS

____________ , 19__ .

          REPUBLIC FIXED INCOME FUND

          REPUBLIC NEW YORK TAX-FREE BOND FUND

          REPUBLIC EQUITY FUND

          REPUBLIC INTERNATIONAL EQUITY FUND

          REPUBLIC SMALL CAP EQUITY FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                         Page
                                                                         ----
RISK/RETURN SUMMARY
AND FUND EXPENSES             REPUBLIC FIXED INCOME FUND

                              REPUBLIC NEW YORK TAX-FREE
                              BOND FUND

Carefully review this         REPUBLIC EQUITY FUND
important section, which
summarizes each Fund's        REPUBLIC INTERNATIONAL EQUITY FUND
investments, risks, past
performance, and fees         REPUBLIC SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS          REPUBLIC FIXED INCOME FUND

                              REPUBLIC NEW YORK TAX-FREE
                              BOND FUND

                              REPUBLIC EQUITY FUND

                              REPUBLIC INTERNATIONAL EQUITY FUND

                              REPUBLIC SMALL CAP EQUITY FUND

FUND MANAGEMENT               THE INVESTMENT ADVISER

Review this section for       PORTFOLIO MANAGER
details on the people and
organizations who oversee     THE DISTRIBUTOR AND ADMINISTRATOR
the Funds.
                              THE TWO-TIER FUND STRUCTURE

SHAREHOLDER INFORMATION       PRICING OF FUND SHARES

Review this section for       PURCHASING AND ADDING TO YOUR SHARES
details on how shares are
valued, how to purchase,      SELLING YOUR SHARES
sell and exchange shares,
related charges, and          GENERAL POLICIES ON SELLING SHARES
payments of dividends and
distribution.                 DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                              DIVIDENDS DISTRIBUTIONS AND TAXES

                              EXCHANGING YOUR SHARES

FINANCIAL HIGHLIGHTS

Review this section for
details on selected
financial statements of
the Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The following is a summary of key information about the Funds. You will find additional information about the Funds, including a detailed description of the Fund's investment objectives, strategies, and risks, after this Summary.

REPUBLIC FIXED INCOME FUND

INVESTMENT OBJECTIVES         The investment objective of the Fixed Income
                              Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of fixed income securities.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund.
                              This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Bond Fund or "feeder fund") is investing all its assets in a second fund (the
                              Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Fixed Income Portfolio invests primarily in
                              fixed income securities, such as U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities; and similar securities issued by foreign governments and corporations.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              The Fund could lose money if the issuer of a fixed-income security owned by the Fund defaults on its financial obligation.

                              Changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                              The Fund may invest in derivative instruments (e.g., options and futures contracts) to help achieve its investment objectives. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              The Fund may invest in high-yield securities, which are subject to higher credit risks and are less liquid than other fixed-income securities. The Fund could lose money if it is unable to dispose of these investments at an appropriate time.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              - LOOKING TO ADD A MONTHLY INCOME COMPONENT TO YOUR PORTFOLIO

                              - SEEKING HIGHER POTENTIAL RETURNS THAN PROVIDED BY MONEY MARKET FUNDS

                              -  WILLING TO ACCEPT THE RISKS OF PRICE AND
                                 DIVIDEND FLUCTUATIONS

                              -  INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -  INVESTING EMERGENCY RESERVES

                              -  SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic Fixed Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past three years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper A Rated Bond Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

            Year-by-Year Total Returns as of 12/31 for Adviser Shares


        1995        1996         1997        1998
         5.63%      4.99%        5.04%       ----

    Of course, past performance does not indicate how the Fund will perform in the future.

            Best  quarter:           Q_____         +___%
            Worst quarter:           Q_____         +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year       Past 5 Years       Past 10 Years      Since Inception
Adviser Shares                  1/9/1995          ____%              N/A                N/A                ____%
Lipper A Rated Bond Fund
Index                             ____            ____%             ____%              ____%               ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic Fixed Income Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Shareholder
 Transaction
 Expenses (fees
 paid by you
 directly)                                  ADVISER
                                            SHARES
 Maximum sales
 charge (load)
 on purchases

                                            None
 Maximum deferred
 sales charge (load)                        None


 Annual Fund
 Operating
 Expenses                                   ADVISER
 (fees paid from                            SHARES
 Fund assets)

Management fee                               48%

Distribution (12b-1)
and Service fee                             .25%

Other expenses                              .05%

Total Fund
operating expenses                          .78%

Fee waivers
and reimbursements                            0%

Net operating expenses                      .78%

* The table reflects the combined fees of both the Fund and the Fixed Income Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC FIXED INCOME FUND        1        3         5         10
--------------------------      Year     Years     Years      Years
ADVISER SHARES                  $80       $249      $433     $966



* The example reflects the combined fees of both the Fund and the Fixed Income Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVES         The investment objective of the New York Tax-Free
                              Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York
                              State and New York City personal income taxes.

STRUCTURE OF THE FUND         The Fund only offers Class Y Shares (the "Adviser
                              Shares") pursuant to this prospectus. The Fund offers three additional classes of shares pursuant to a separate prospectus. The Adviser
                              Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Fund seeks to achieve its investment objective
                              by investing its assets primarily in a
                              non-diversified portfolio of municipal bonds, notes, commercial paper, U.S. Government securities, and other debt instruments the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

                              Changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets is the securities of a single issuer or sector, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         LOOKING TO ADD A MONTHLY INCOME
                                        COMPONENT TO YOUR PORTFOLIO

                              - SEEKING HIGHER POTENTIAL RETURNS THAN PROVIDED BY MONEY MARKET FUNDS

                              - WILLING TO ACCEPT THE RISKS OF PRICE AND DIVIDEND FLUCTUATIONS

                              -         INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -         INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

                              -         WHO DOES NOT LIVE IN NEW YORK

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic New York Tax-Free Bond Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper NY Municipal Bond Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.


                       PERFORMANCE BAR CHART AND TABLE
                       -------------------------------

         Year-by-Year Total Returns as of 12/31 for Adviser Shares*


        1996        1997         1998
        4.99%       5.04%        ---



  Of course, past performance does not indicate how the Fund will perform in the future.

              Best  quarter:           Q_____        +___%
              Worst quarter:           Q_____        +___%

                                Year To Date:

                             ------------------




    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares*                 6/1/1996          ____%              N/A                 N/A               ____%
Lipper NY Municipal Bond
Fund                              ____            ____%             ____%               ____%              ____%


* The New York Tax-Free Bond Fund offers three other classes of shares (Class A, Class B and Class C Shares) pursuant to another prospectus. Only Adviser Shares (or "Class Y Shares") are offered by this prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Republic New York Tax-Free Bond Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you
directly)                                  ADVISER
                                           SHARES
Maximum sales
charge (load)
on purchases                                 None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating
Expenses                                   ADVISER
(fees paid from                            SHARES
Fund assets)

Management fee                               .25%

Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .45%

Total Fund
operating expenses                           .95%

Fee waivers
and reimbursements                           .25%

Net operating expenses                       .70%

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC NEW YORK TAX-FREE BOND       1        3         5         10
-------------------------------      Year     Years     Years      Years
ADVISER SHARES                       $97      $303      $525      $1,166


RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the Equity Fund is
                              long-term growth of capital and income without excessive fluctuations in market value.

STRUCTURE OF THE FUND         The Fund only offers Class Y Shares (the "Adviser
                              Shares") pursuant to this prospectus. The Fund offers three additional classes of shares pursuant to a separate prospectus. The Adviser Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Fund seeks to achieve its objective by
                              investing at least 65% of its assets in equity securities of seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its investment objective, the Fund will pursue two styles of investing.

                              The "GROWTH" STYLE of investing focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments.

                              The "VALUE" STYLE of investing focuses on investing in the equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuations systems and seasoned judgment.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM GOAL SUCH AS
                                        RETIREMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Republic Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper Growth Fund Index], an unmanaged, equally weighted index composed of 30 of the largest Mutual Funds with this investment objective.



                       PERFORMANCE BAR CHART AND TABLE
                       -------------------------------

         Year-by-Year Total Returns as of 12/31 for Adviser Shares*

        1996        1997         1998
        4.99%       5.04%        ---%


  Of course, past performance does not indicate how the Fund will perform in the future.


                          Best quarter:  Q____ +___%

                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares*                 7/1/1996          ____%              N/A                 N/A               ____%
Lipper Growth Fund Index          ____%           ____%              ____% ----%         ____%             ____%



* The Equity Fund offers three other classes of shares (Class A, Class B and Class C Shares) pursuant to another prospectus. Only Adviser Shares (or "Class Y Shares") are offered by this prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Republic Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you
directly)                                  ADVISER
                                            SHARES
Maximum sales
charge (load)
on purchases

                                             None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating

Expenses                                   ADVISER
(fees paid from                             SHARES
Fund assets)

Management Fee                               .25%

Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .28%

Total Fund
operating expenses                           .78%

Fee waivers
and reimbursements                             0%

Net operating expenses                       .78%


RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC EQUITY FUND              1        3         5         10
--------------------             Year     Years     Years     Years
ADVISER SHARES                   $80      $249      $433     $966

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the International
                              Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United
                              States.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              International Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the International Equity Fund or "feeder fund") is investing all its assets in a second fund (the Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The International Equity Portfolio will invest
                              primarily in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United
                              States, including Europe, Canada, Australia and the Far East.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              The Fund's investments in foreign securities are riskier than its investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                              Investments in emerging markets are subject to even greater price volatility than investments in foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these investments are often illiquid and difficult to value accurately.

                              In January 1999, the European Monetary Union plans to introduce a common currency for the European Union (the "euro"). Significant uncertainty surrounds the introduction of the euro and its effect on the value of securities denominated in local European currencies. The currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the fund.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM GOAL SUCH AS
                                        RETIREMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Republic International Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for Of course, past performance does not indicate how the Fund will perform the past three years to demonstrate in the future. that the Fund has gained or lost value at differing times. The table below compares the fund's performance to that of the [Lipper International Equity Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.

                        PERFORMANCE BAR CHART AND TABLE

           Year-by-Year Total Returns as of 12/31 for Adviser Shares

        1996        1997        1998
        4.99%       5.04%        ---%



                          Best quarter:  Q____ +___%
                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares                  1/9/1995          ____%              N/A                 N/A               ____%
Lipper International
Equity Fund Index                 ____            ____%             ____%               ____%              ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic International Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder
Transaction
Expenses (fees
paid by you
directly)                                 ADVISER
                                          SHARES
Maximum sales
charge (load)
on purchases

                                           None
Maximum deferred
sales charge (load)                        None

Annual Fund
Operating

Expenses                                 ADVISER
(fees paid from                          SHARES
Fund assets)

Management fee                           .72%

Distribution (12b-1)
and Service fee                          .25%

Other expenses                           .12%

Total Fund
operating expenses                      1.09%

Fee waivers
and reimbursements                         0%

Net operating expenses

                                        1.09%



* The table reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC INTERNATIONAL            1        3         5         10
-----------------------         Year     Years     Years      Years
EQUITY FUND
-----------
ADVISER SHARES                  $111      $347      $601     $1,329
------------------------------ -------- --------- --------- ----------




* The example reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the Small Cap Equity
                              Fund is to seek long-term growth of capital by investing in equity securities of emerging small- and medium-sized companies that are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              Small Cap Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Small Cap Equity Fund or
                              "feeder fund") is investing all its assets in a second fund (the Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Portfolio will invest primarily in common
                              stocks of small- and medium sized companies, but may also invest in bonds, notes, commercial paper, U.S. Government securities, and foreign securities. The Fund may also invest in common stocks of larger, more established companies if they are expected to show increased earnings.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              Because emerging small and medium-sized companies have fewer financial resources than larger, well-established companies, investments in the Fund are subject to greater price volatility than investments in other equity funds, particularly during periods of economic uncertainty or downturns.

                              The Fund's investments in foreign securities are riskier than its investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM INVESTMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN EMERGING COMPANIES IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS.

                              -         INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic Small Cap Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained and lost value at differing times. The table below compares the Fund's performance over time with the [Lipper Small Company Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.


                        PERFORMANCE BAR CHART AND TABLE

           Year-by-Year Total Returns as of 12/31 for Adviser Shares

        1996        1997         1998
        4.99%       5.04%        ---%

Of course, past performance does not indicate how the Fund will perform in the future.



                          Best quarter:  Q____ +___%
                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------



    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending [October 31, 1998])

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares                  9/31/1996         ____%              N/A                 N/A               ____%
Lipper Small Company Fund
Index                             ____            ____%             ____%               ____%              ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic Small Cap Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you                              ADVISER
directly)                                SHARES
Maximum sales
charge (load)
on purchases                                 None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating

Expenses                                   ADVISER
(fees paid from                             SHARES
Fund assets)

Management fee                               .89%
Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .02%

Total Fund
operating expenses                          1.16%

Fee waivers
and reimbursements                           .02%

Net operating expenses                      1.14%



* The table reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC SMALL CAP EQUITY         1        3         5         10
--------------------------      Year     Years     Years      Years
FUND
----
ADVISER SHARES                  $118      $368      $638     $1,409



* The example reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                           REPUBLIC FIXED INCOME FUND

                     Ticker Symbol: Adviser Shares ________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

         The investment objective of the Fixed Income Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Fixed Income Portfolio, which has the same investment objective as the Fund.

         Consistent with the investment objectives of the Fixed Income Fund, the Fixed Income Portfolio:

         - will normally invest at least 65% of its total assets in fixed income securities, which may include U.S. Government securities; corporate debt securities and commercial paper; mortgage-backed and asset-backed securities; obligations of foreign governments or international entities; and foreign currency exchange-related securities.

         - may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

         - may lend its securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

         - may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

         - may invest in high yield/high risk securities as well as floating and variable rate instruments and obligations.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may invest in debt obligations by commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

         - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                      REPUBLIC NEW YORK TAX-FREE BOND FUND


                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes, and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

         Consistent with its investment objectives, the New York Tax-Free Bond
Fund:

         - will invest at least 80% of its assets in tax exempt obligations, and a majority, if not all, of its assets in New York Municipal Obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.

         - may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.

         - may invest in derivative instruments, including, but not limited to, options and futures contracts on fixed income securities and indices of municipal securities.

         - may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                              REPUBLIC EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

         The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of seasoned medium and large-sized companies in sound financial condition that are expected to show above average price appreciation.

                  To achieve its investment goal, the Fund employs two Sub-Advisers, each of which pursues a different investment strategy. As investment manager of the Fund, Republic is responsible for allocating the assets between the Sub-Advisers. Although Republic usually divides the assets in half, it may allocate a greater portion of the assets to one of the Sub-Advisers if Republic believes it is in the best interests of the Fund.

         The first Sub-Adviser invests its portion of the Fund's assets using a "growth" style of investing. The second Sub-Adviser invests the remaining assets using a "value" style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

         "GROWTH" STRATEGY: The strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

         "VALUE" STRATEGY: This approach seeks to obtain the Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on several levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

         Consistent with its investment objectives, the Republic Equity Fund:

         - may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

         - may invest in derivative instruments, including, but not limited to, futures contracts options on securities, securities indices, futures contracts, and foreign currencies.

         - may invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds."

         - may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

         - may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                       REPUBLIC INTERNATIONAL EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the International Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund. The principal investments of the International Equity Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

         Consistent with the investment objectives of the International Equity Fund, the International Equity Portfolio:

         - will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

         - may invest up to 20% of its assets in equity securities of companies in emerging markets.

         - intends to have at least three different countries represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

         - may, under exceptional circumstances, temporarily invest part or all of its assets in fixed-income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

         - may invest derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller securities at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         - may purchase and sell securities on a "when-issued" basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                         REPUBLIC SMALL CAP EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the Small Cap Equity Fund is to seek long-term growth of capital by investing in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises. These companies would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Small Cap Equity Portfolio, which has the same investment objective as the Fund.

         Consistent with the investment objective of the Small Cap Equity Fund, the Small Cap Equity Portfolio:

         - may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

         -        may invest up to 20% of its assets in foreign securities.

         - will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

         - may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.

         - may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

         - may invest in fixed-income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                                INVESTMENT RISKS

                         GENERAL RISK FACTORS: ALL FUNDS


         An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

         Generally, the Fixed Income Fund, the New York Tax-Free Bond Fund, the Equity Fund, the International Equity Fund, and the Small Cap Equity and their corresponding portfolios, will be subject to the following risks:

         - FIXED INCOME SECURITIES: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

         - CREDIT RISKS: The Funds could lose money if the issuer of a fixed income security owned by a Fund or Portfolio is unable to meet its financial obligations.

         - DERIVATIVES: The Funds' may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exhange contracts, swaps, mortgage- and asset-backed securities, and "when-issued"securities. There are, in fact, may different types of derivative securities and many different ways to use them.

                           The use of derivative securities is a highly
                  specialized activity and there can be no guarantee that their use will increase the return of the Funds or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

                           Each Fund may invest in different kinds of derivative
                  securities. Each Fund's Statement of Additional Information contains a detailed description of the deriviative securities in which the Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this Prospectus.

         - REPURCHASE AGREEMENTS: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

         - ILLIQUID SECURITIES: The Funds may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

         - RETURNS ARE NOT GUARANTEED: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by. Republic or any other bank, and the shares are not Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

         The Fund has been assured that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

         In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

         While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

            SPECIFIC RISK FACTORS: FOREIGN AND HIGH YIELD SECURITIES

  THE FIXED INCOME FUND                                 THE EQUITY FUND
THE SMALL CAP EQUITY FUND                         THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.

         Investments in emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

         In January 1999, the European Monetary Union plans to introduce a common currency for the European Union (the "euro"). Significant uncertainty surrounds the introduction of the euro and its effect on the value of securities denominated in local European currencies. If the Fund or Portfolio holds investments in countries with currencies replaced by the euro, those investments may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds.

                 SPECIFIC RISK FACTORS: "WHEN-ISSUED" SECURITIES

                           THE NEW YORK TAX-FREE FUND
                              THE FIXED INCOME FUND
                          THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         The price and yield of a securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a when-issued transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

           SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS

                              THE FIXED INCOME FUND
--------------------------------------------------------------------------------

         Mortgage-and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

         The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to swap defaults, the Fund or Fixed Income Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

                   SPECIFIC RISK FACTORS: NON-DIVERSIFICATION

                         THE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

         Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

         The Fund may also be subject to greater credit risks than other funds because it limits its investments to securities offered by New York State and other issuers of New York Municipal Obligations. New York State and other issuers of New York Municipal Obligations have historically experienced periods of financial difficulties. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER
----------------------

      Republic National Bank of New York ("Republic" or the "Adviser"), 452 Fifth Avenue, New York, New York, is the investment adviser for the New York Tax-Free Bond Fund. Republic is also the investment manager for the Equity Fund, the Fixed Income Portfolio, the International Portfolio, and the Small Cap Equity Portfolio. As investment manager of the Equity Fund and the Portfolios, Republic provides general supervision over the investment management functions performed by the investment advisers.

      Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of June 30, 1998, Republic was the ___ largest commercial bank in the United States as measured by deposits. Republic currently provides investment advisory services for individuals, trusts, estates and institutions. Republic manages more than $___ billion in assets including $___ billion in the Republic Family of Funds.

      The following companies serve as investment advisers of their respective Fund and Portfolios. The investment advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

      THE FIXED INCOME FUND (FIXED INCOME PORTFOLIO): Miller Anderson & Sherrard ("MAS"), One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of ___________, 1998, MAS had in excess of $___ billion in assets under management.

      THE NEW YORK TAX-FREE BOND FUND: Republic serves as the investment adviser to the Fund. A description of Republic's experience in investment management is set forth above.

      THE EQUITY FUND: Alliance Capital Management L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, and Brinson Partners, Inc. ("Brinson"), 209 South LaSalle Street, Chicago, IL 60604, both serve as investment advisers to the Equity Fund. As investment manager, Republic is responsible for allocating the Fund's assets between Alliance and Brinson for purposes of investment.

      Alliance is a leading global investment adviser supervising client accounts with assets totaling $262.5 billion as of June 30, 1998. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.
As of ____________, 1998, investment portfolios managed by Alliance currently had over 3.5 million shareholder accounts, in aggregate.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER - CONTINUED

      Brinson is an investment management firm managing, as of _______, 199__, approximately $__ billion, primarily for pension and profit sharing institutional accounts. Brinson and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson also serves as the investment adviser to seven other investment companies.

      THE INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO): Capital Guardian Trust Company ("CGTC"), which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California. As of ___________, 1998, CGTC managed in excess of $70 billion of assets primarily for large institutional clients.

      THE SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO): MFS Institutional Advisers, Inc. ("MFSI"), together with its parent company Massachusetts Financial Services Company ("MFS"), is America's oldest mutual fund organization. MFSI is a [Delaware Corporation] with its principal office at [address]. Net assets under the management of the MFS organization were approximately $__ billion on behalf of approximately __ million investor accounts as of __________ , 1998. As of that date, the MFS organization managed approximately $_____ billion of assets invested in equity securities, approximately $___ billion of assets invested in fixed-income securities, and $___ billion of assets invested in securities of foreign issuers and non-U.S. dollar securities.

         For these advisory services, the Funds paid as follows:

                                                                                   PERCENTAGE OF AVERAGE NET ASSETS
                                                                                            AS OF 10/31/98
Fixed Income Fund                                                                               ______%

New York Tax-Free Bond Fund                                                                     ______%

Equity Fund                                                                                     ______%

International Equity Fund                                                                       ______%

Small Cap Equity Fund                                                                           ______%


* Republic waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Fixed Income Fund, ___%, New York Tax-Free Bond Fund, ___; Equity Fund, ___%, International Equity Fund, ____%, and Small Cap Equity Fund, ____%.

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS

THE FIXED INCOME FUND (FIXED INCOME PORTFOLIO):

      - The Portfolio Manager for the Fixed Income Portfolio is Kenneth B. Dunn. Mr. Dunn has been a Partner at MAS since prior to 1991. He has served as the Portfolio Manager of the MAS Fixed Income and MAS Domestic Fixed Income Portfolios since 1987; the MAS Fixed Income II Portfolio since 1990; the MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and the MAS Municipal and PA Municipal Portfolios, since 1994.

THE NEW YORK TAX-FREE BOND FUND:

      - Peter J. Loftus, Senior Portfolio Manager with Republic since 1997, is primarily responsible for the day-to-day management of the New York Tax-Free Bond Fund's portfolio. Prior to joining Republic, Mr. Loftus was a Senior Vice President at Dillon, Read & Co. from _________, 1992 through ____________, 1997, where he managed tax-exempt trading and hedging for the firm. He also spent seven years (19__ - 19__) at Paine Webber as a Vice President involved in the trading and distribution of tax-exempt securities.

THE EQUITY FUND:

      - John L. Blundin, an Executive Vice President and Portfolio Manager, and Christopher Toub, a Senior Vice President and Equity Portfolio Manager, have primary portfolio management responsibility for the Equity Fund's assets allocated to Alliance. Mr. Blundin has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. In all, Mr. Blundin has 32 years of investment experience, including 24 years of experience as a portfolio manager at Alliance. Mr. Toub has 16 years of investment experience, including five years of experience as a portfolio manager at Alliance. Prior to joining Alliance in 1992, Mr. Toub was a Portfolio Manager at Marcus, Schloss, & Co from __________, 19__ through ____________, 199__.

      - Jeffrey J. Diermeier, Managing Partner-U.S. Equities at Brinson , has primary portfolio management responsibility for the Fund's assets allocated to Brinson. Mr. Diermeier has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. Mr. Diermeier has 21 years of investment experience at Brinson.

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS - CONTINUED

THE INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO): The following persons are primarily responsible for portfolio management of the International Equity Portfolio:

      - David Fisher, Vice Chairman of CGTC, has had 32 years experience as an investment professional (28 years with CGTC or its affiliates). Mr. Fisher has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]

      - Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 26 years experience as an investment professional (24 years with CGTC or its affiliates). Mr. Giesecke has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Nancy Kyle, Senior Vice President of CGTC, has had 24 years experience as an investment professional (7 years with CGTC or its affiliates). Ms. Kyle has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. From 1980 to 1990, Ms. Kyle was managing director of
            J. P. Morgan Investment Management, Inc.

      - John McIlwraith, Senior Vice President of CGTC, has had 28 years experience as an investment professional (14 years with CGTC or its affiliates) Mr. McIlwraith has serves as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Robert Ronus, President of CGTC, has had 29 years experience as an investment professional (23 years with CGTC or its affiliates). Mr. Ronus has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Nilly Sikorsky, Director of The Capital Group Companies, Inc., has had 35 years experience as an investment professional, all of which was with CGTC or its affiliates. Ms. Sikorsky has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS - CONTINUED

SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO):

      - The portfolio managers of the Small Cap Equity Portfolio are John W. Ballen and Brian Stack, Executive Vice President and Vice President respectively, of the Small Cap Equity Sub-Adviser. Mr. Ballen has been employed by [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. Mr. Stack has been employed by [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

Each Fund's Statement of Additional Information has more detailed information about the Investment Adviser, Distributor and Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE

The Fixed Income Fund, the International Equity Fund, and the Small Cap Equity Fund seek to achieve their investment objectives by investing all of each Fund's assets in the Republic Fixed Income Portfolio, Republic International Equity Portfolio, and the Republic Small Cap Equity Portfolio, respectively, series of a separate open-end investment company with the same investment objectives as their respective Funds. This is referred to as a "master/feeder" arrangement because one fund (the "feeder" fund) "feeds" its assets into another fund (the "master fund"). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a portfolio (a "master fund"), operating expenses may increase, thereby producing lower returns for investors in the Funds ("feeder funds"). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

FUND MANAGEMENT
---------------

THE TWO-TIER FUND STRUCTURE - CONTINUED

Except as pemitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

THE INCOME AND EQUITY FUNDS

The net asset value per share (NAV) of the Fixed Income Fund and the New York Tax-Free Bond Fund (collectively, the "Income Funds"), and the Equity Fund, the International Equity Fund, and the Small Cap Equity Fund (collectively, the "Equity Funds"), is determined once each day -at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

You may purchase Funds through the Republic Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

    ACCOUNT TYPE              MINIMUM            MINIMUM
                         INITIAL INVESTMENT    SUBSEQUENT
    ADVISER SHARES
    Regular
    (non-retirement)    [$       1,000]       [$   100]

    Retirement (IRA)    $          250        $    100
    Automatic

    Investment Plan     $          250        $     25


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:
-------------------

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "Republic Funds" and include the name of the appropriate Fund(s) on the check.

Mail to: Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Subsequent:
-----------

1.    Use the investment slip attached to your account statement.
      Or, if unavailable,

2.    Include the following information in writing:

      -     Fund name

      -     Share class

      -     Amount invested

      -     Account name

      -     Account number

      Include your account number on your check.

Mail investment slip and check to: Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-___-____. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-___-____to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
-----------------------

Fax the completed application, along with a request for a confirmation number to 1-800-___-____. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
---------------------------------------

Instruct your bank to wire transfer your investment to: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, Attn. Transfer Agent.

Name of Bank
Routing Number:  ABA #011001438
Acct. #5999-99451
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call ___-___-____ to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

AUTOMATIC INVESTMENT PLAN


You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

      o Complete the Automatic Investment Plan portion on your Account Application.
            Make sure you note:

            [ ]   Your bank name, address and account number

            [ ]   The amount you wish to invest automatically (minimum $25)

            [ ] How often you want to invest (every month, 4 times a year, twice a year or once a year)

            [ ]   Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-___-____ for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Republic Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

    DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
     DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A
                                 DISTRIBUTION.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption.

For all other sales transactions, follow the instructions below.

By telephone                          1. Call 1-800-___-____ with instructions as to how you wish to
(unless you have declined             receive your funds (mail, wire, electronic transfer).  (See
telephone sales privileges)           "General Policies on Selling Shares--Verifying Telephone
                                      Redemptions" below)

By mail or overnight service          1. Call 1-800-___-____to request redemption forms or write a
(See "General Policies on             letter of instruction indicating:
Selling Shares--Redemptions in        - your Fund and account number
Writing Required" below)              - amount you wish to redeem
                                      - address where your check should be sent
                                      - account owner signature
                                      2. Mail to:
                                      Republic Funds
                                      c/o BISYS Fund Services
                                      3435 Stelzer Road
                                      Columbus, Ohio 43219-3035.

Wire transfer                         Call 1-800-___-____to request a wire transfer.
You must indicate this option
on your account application.          If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.  Otherwise, it
The Fund may charge a wire            will normally be wired on the second business day after your
transfer fee.                         call.
Note: Your financial
institution may also charge a
separate fee.

Electronic Redemptions                Call 1-800-___-____ to request an electronic redemption.
Your bank must participate in         If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House          will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.        credited within 8 days.

Your bank may charge for
this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

- Make sure you've checked the appropriate box on the Account Application. Or call 1-800-___-____.

-     Include a voided personal check.

-     Your account must have a value of $10,000 or more to start withdrawals.

- If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you. (CONFIRM)

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.    Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee which include each of the following.

      - Redemptions over $10,000 o Your account registration or the name(s) in your account has changed within the last 15 days

      -     The check is not being mailed to the address on your account

      -     The check is not being made payable to the owner of the account

      - The redemption proceeds are being transferred to another Fund account with a different registration.

         You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

There is no sales charge on purchases of Adviser Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Adviser Class Shares.

SHAREHOLDER SERVICE FEES

Adviser Shares are subject to a shareholder servicing fee of up to .25%.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another Republic Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 1-800-___-____. Please provide the following information:

      -     Your name and telephone number

      -     The exact name on your account and account number

      - Taxpayer identification number (usually your Social Security number)

      -     Dollar value or number of shares to be exchanged

      -     The name of the Fund from which the exchange is to be made

      -     The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions. To participate in the Automatic Exchange:

-    Complete the appropriate section of the Account Application.

- Keep a minimum of $10,000 in the (THE FUNDS) and $1,000 in the Fund whose shares you are buying. (CONFIRM)

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

      - Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Shares begin accruing dividends on the day they are purchased.

      - Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

      - Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

      - Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

      - Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

      - There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

      - You will be notified in January each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

      - Foreign shareholders may be subject to special withholding requirements.

      - If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      - There is a penalty on certain pre-retirement distributions from retirement accounts.

      - BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, ALWAYS CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES.

     FINANCIAL HIGHLIGHTS

INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.

FIXED INCOME FUND FINANCIAL HIGHLIGHTS

NEW YORK TAX-FREE BOND FUND FINANCIAL HIGHLIGHTS

EQUITY FUND FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

SMALL CAP EQUITY FUND FINANCIAL HIGHLIGHTS

         PRIOR PERFORMANCE

         The following tables set forth information for the Fixed Income Fund, Equity Fund, International Equity Fund and the Small Cap Equity Fund, and information on the prior performance of the Sub-Advisers for those Funds and, where applicable, the corresponding portfolios.

         The Sub-Adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the Sub-Advisers that have investment objectives, policies and restrictions substantially similar to the Funds (and corresponding Portfolios), and which have been managed as the Funds (and corresponding Portfolios) have been managed. The composite data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Fixed Income Fund, Equity Fund, International Equity Fund or Small Cap Equity Fund or the Fixed Income Portfolio, International Equity Portfolio or Small Cap Equity Portfolio.

                                                   FIXED INCOME SUB-ADVISOR
                                                      ANNUALIZED RETURNS

                                             BOND FUND    SUB-ADVISER   SALOMON BIG
                                            PERFORMANCE   COMPOSITE+     INDEX(2)

1 Year(1) ..............................       7.62%        6.85%        11.53%
Since Portfolio Inception ..............       9.59%         N/A*        10.65%
(1/9/95)
5 Years(1) .............................        N/A         5.40%         7.23%
10 Years(1) ............................        N/A         7.97%         9.35%

(1)   Through September 30, 1998.

(2)   The Salomon Broad Investment Grade Bond Index is a market-capitalization-

      based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $25 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.

  + If the expense ratio of the Fund after expense reimbursements were used as the basis for adjustment, the Sub-Adviser composite average annual returns would be 7.83% for one year, 6.36% for 5 years and 8.95% for 10 years.

  * Sub-Adviser performance information is not available for this time period.

                                                                  EQUITY SUB-ADVISORS

                              EQUITY FUND        ALLIANCE         RUSSELL           BRINSON          RUSSELL     RUSSELL
                              PERFORMANCE       COMPOSITE        GROWTH(2)         COMPOSITE        VALUE(3)     1000(4)
1 Year(1) ................       4.30%            7.69%            11.11%             0.48%           3.60%        7.36%
Since Inception+ .........      18.74%           23.24%            22.98%            20.65%          20.96%       22.00%
5 Years(1) ...............        N/A            19.11%            20.80%            18.01%          17.13%       18.99%
Since 12/31/87 ...........        N/A            17.22%            17.57%            18.01%          16.68%       17.17%

(1) Through September 30, 1998.

(2) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

+ Since Fund inception (8/1/95).

                                              INTERNATIONAL EQUITY SUB-ADVISOR
                                                      ANNUALIZED RETURNS

                                       OVERSEAS EQUITY FUND        SUB-ADVISOR       EAFE
                                           PERFORMANCE             COMPOSITE+       INDEX(2)

1 Year(1) .............................      14.16%                  11.94%        -8.12%
Since Portfolio Inception .............       6.83%                    N/A*         5.73%
(1/9/95)
5 Years(1) ............................        N/A                    7.67%         5.64%
10 Years(1) ...........................        N/A                    8.41%         5.40%

(1) Through September 30, 1998.

(2) The EAFE Index includes 1,112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the combined market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

+ If the expense ratio of the Fund after expense reimbursements were used as the basis for adjustment, the Sub-Adviser composite average annual returns would be -11.72% for one year, 7.94% for 5 years and 8.68% for 10 years.

* Sub-Adviser performance information is not available for this time period.

                                                       SMALL CAP EQUITY SUB-ADVISOR
                                                              ANNUALIZED RETURNS

                                       OPPORTUNITY FUND               SUB-ADVISOR              RUSSELL 2000
                                         PERFORMANCE                   COMPOSITE                  INDEX(2)
1 Year(1) .........................       -14.26%                        14.11                    19.02%
Since Portfolio Inception .........         8.97%                          N/A*                    5.73%
(9/4/96)
3 Years(1) ........................          N/A                         10.89%                    6.86%

(1) Through September 30, 1998.

(2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

* Sub-Adviser Performance information is not available for this time period.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIS): The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE REPUBLIC FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                                 REPUBLIC FUNDS
                                3435 STELZER ROAD

                            COLUMBUS, OHIO 43219-3035
                        TELEPHONE: 1-800-_____-_________

                            E-MAIL: (_______________)

                       INTERNET: HTTP://WWW.(____________)


You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

                           REPUBLIC FIXED INCOME FUND

                                3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                 (888) 525-5757

             Republic National Bank of New York - Investment Manager
                         ("Republic" or the "Manager")

                    Miller Anderson & Sherrerd - Sub-Adviser
                          ("MAS" or the "Sub-Adviser")

                             BISYS Fund Services -
                     Administrator, Distributor and Sponsor
                 ("BISYS" or the "Administrator of the Fund" or
                      the "Distributor" or the "Sponsor")

                    BISYS Fund Services (Ireland), Limited -
                         Administrator of the Portfolio
                              ("BISYS (Ireland)")

                      STATEMENT OF ADDITIONAL INFORMATION

Republic Fixed Income Fund (the "Fund") is a separate series of Republic Adviser Funds Trust (the "Trust"), an open-end, management investment company which currently consists of three series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's assets ("Assets") in the Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company. The Fund is described in this Statement of Additional Information. Shares of the Fund (the "Shares") are offered only to clients of Republic and its affiliates for which Republic or its affiliates exercises investment discretion.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND, DATED _____________, 1999 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.

_______________, 1999

                                TABLE OF CONTENTS

                                                                                                                PAGE
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...................................................................1

         Derivatives..............................................................................................2
         Options and Futures Transactions.........................................................................3
         Forward Foreign Currency Contracts and Options on Foreign Currencies.....................................4
         Foreign Securities.......................................................................................4
         High Yield/High Risk Securities..........................................................................5
         Fixed Income Securities..................................................................................6
         Zero Coupon Obligations..................................................................................6
         Mortgage-Related and Other Asset-Backed Securities.......................................................6
         Other Asset-Backed Securities...........................................................................11
         Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support........................11
         Eurodollar and Yankee Bank Obligations..................................................................12
         Repurchase Agreements...................................................................................12
         Illiquid Investments....................................................................................13
         Brady Bonds.............................................................................................13
         Foreign Currency Exchange-Related Securities............................................................14
         Sovereign and Supranational Debt Obligations............................................................15
         Mortgage Dollar Roll Transactions.......................................................................16
         Floating and Variable Rate Obligations..................................................................16
         Inverse Floating Rate Obligations.......................................................................16
         Banking Industry and Savings and Loan Industry Obligations..............................................16
         Firm Commitment Agreements and When-Issued Securities...................................................17
         Swaps, Caps, Floors and Collars.........................................................................17
         Portfolio Turnover......................................................................................18
         Portfolio Management....................................................................................18
         Investment Restrictions.................................................................................19
         Percentage and Rating Restrictions......................................................................22
         Portfolio Transactions..................................................................................22

PERFORMANCE INFORMATION..........................................................................................22


MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST..................................................................24

         Trustees and Officers...................................................................................24
         Investment Manager......................................................................................26
         Sub-Adviser.............................................................................................28
         Fund Administrator and Portfolio Administrator..........................................................28
         Transfer Agent..........................................................................................29
         Custodian and Fund Account Agents.......................................................................29
         Shareholder Servicing Agents............................................................................29
         Expenses................................................................................................30

DETERMINATION OF NET ASSET VALUE.................................................................................30

PURCHASE OF SHARES...............................................................................................31

         Exchange Privilege......................................................................................32
         Automatic Investment Plan...............................................................................33

REDEMPTION OF SHARES.............................................................................................33

         Systematic Withdrawal Plan..............................................................................33

RETIREMENT PLANS.................................................................................................34

         Individual Retirement Accounts..........................................................................34
         Defined Contribution Plans..............................................................................34
         Section 457 Plan, 401(k) Plan, 403(b) Plan..............................................................34

DIVIDENDS AND DISTRIBUTIONS......................................................................................34


TAXATION ........................................................................................................36

         Options, Futures, Forward Contracts and Swap Contracts..................................................38
         Capitalization..........................................................................................40
         Independent Auditors....................................................................................40
         Counsel.................................................................................................40
         Registration Statement..................................................................................40


References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated __________, 1999, of the Fund by which shares of the Fund ("Shares") are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective, policies and risks of the Portfolio discussed in the Prospectus.

         The investment objective of the Fixed Income Fund is to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, through investment in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed income securities, mortgage-backed securities of domestic issuers and other fixed-income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio's average weighted maturity will ordinarily exceed five years.

         The Portfolio will normally invest at least 65% of its total assets in fixed income securities. The Portfolio may invest in the following securities, which may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. Government securities); corporate debt securities; corporate commercial paper; mortgage pass-throughs, mortgage- backed bonds, collateralized mortgage obligations ("CMOs") and other asset- backed securities; variable and floating rate debt securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; obligations of international agencies or supranational entities; and foreign currency exchange-related securities.

         Miller Anderson & Sherrerd ("MAS") (the "Sub-Adviser") will seek to achieve the Portfolio's objective by investing at least 80% of the Portfolio's assets in investment grade debt or fixed income securities. Investment grade debt securities are those rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group, Inc. ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or in the case of unrated securities, determined by the Sub-Adviser to be of comparable quality. Securities rated by a NRSRO in the fourth highest rating category have speculative characteristics and are subject to greater credit and market risks than higher-rated bonds.

         Up to 20% of the Portfolio's assets may be invested in preferred stock, convertible securities, and in fixed income securities that at the time of purchase are rated Ba or B by Moody's or BB or B by S&P or rated comparably by another NRSRO (or, if unrated, are deemed by the Fixed Income Sub-Adviser to be of comparable quality). Securities rated below "investment grade," i.e., rated below Baa by Moody's or BBB by S&P, are described as "speculative" by both Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk.

         From time to time, the Sub-Adviser may invest more than 50% of the Portfolio's assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee from a U.S. government agency or a private issuer of the timely payment of principal and interest. When investing in mortgage-backed securities, it is expected that the Portfolio's primary emphasis will be in mortgage-backed securities issued by governmental and government-related organizations such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Association ("FHLMC"). However, the Portfolio may invest without limit in mortgage-backed securities of private issuers when the Sub-Adviser determines that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Mortgage- backed securities issued by private issuers will be rated investment grade by Moody's or S&P or, if unrated, deemed by the Sub-Adviser to be of comparable quality.

         A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral consisting usually of agency mortgage pass-through securities, although other assets including U.S. Treasury securities (including zero coupon Treasury bonds), agency securities, cash equivalent securities, whole loans and corporate bonds may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

         A portion of the Portfolio's assets may be invested in bonds and other fixed income securities denominated in foreign currencies if, in the opinion of the Sub-Adviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. The Portfolio may also purchase securities of developing countries; however, the Portfolio does not intend to invest in the securities of Eastern European countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Sub-Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk.

         The Portfolio may invest in Eurodollar bank obligations and Yankee bank obligations. The Portfolio may also invest in Brady Bonds, which are issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady Plan". The Portfolio may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Sub-Adviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by a NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The Portfolio may also purchase securities on a when-issued basis, lend its securities to brokers, dealers, and other financial institutions to earn income and borrow money for temporary or emergency purposes.

DERIVATIVES

         The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. A mutual fund, of course, derives its value from the value of the investments it holds and so might even be called a "derivative." Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fixed Income Portfolio may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when their Sub-Adviser believes the investment will assist the Portfolio in achieving its investment objectives. A description of the derivatives that the Portfolio may use and some of their associated risks follows.

OPTIONS AND FUTURES TRANSACTIONS

         The Portfolio may invest in financial futures contracts, options on futures contracts and options on securities (collectively, "futures and options"). In addition, the Portfolio may invest in foreign currency futures contracts and options on foreign currencies and foreign currency futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security, currency or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying instrument.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Portfolio and the Fund. While the use of these instruments by the Portfolio and the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's or Fund's return. Certain strategies limit the potential of the Portfolio or the Fund to realize gains as well as limit their exposure to losses. The Portfolio and the Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio or the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio and the Fund from liquidating an unfavorable position and the Portfolio or the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Portfolio and the Fund will incur transaction costs, including trading commissions and options premiums, in connection with their futures and options transactions, and these transactions could significantly increase a Portfolio or Fund turnover rate.

         The Portfolio will not enter into futures contracts or options thereon to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets. The Fixed Income Portfolio will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the Portfolio's net assets. The Portfolio will segregate assets or "cover" its positions consistent with requirements under the 1940 Act. The Portfolio may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

         Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes. The Portfolio has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Portfolio will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management. By entering into transactions in Forward Contracts, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Portfolio may sustain losses which will reduce its gross income. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

         The Portfolio may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S.
dollar cost of foreign securities to be acquired.

         The Portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fixed Income Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

         There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with the Portfolio's obligation under the forward contract. On the date of maturity the Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Sub-Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Sub-Adviser will be able to do so. When the Portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

FOREIGN SECURITIES

         The Portfolio may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolios, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

HIGH YIELD/HIGH RISK SECURITIES

         Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. In addition, securities rated Baa (Moody's) and BBB (S&P) are considered to have some speculative characteristics. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fixed Income Portfolio to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fixed Income Portfolio were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Portfolio may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

         The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolio, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a security held by the Fixed Income Portfolio, the Portfolio may retain the security if the Sub-Adviser deems it in the best interest of investors.

FIXED INCOME SECURITIES

         To the extent the Fund or Portfolio invests in fixed income securities, the net asset value of the Fund or Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund's or Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund's or Portfolio's shorter-term obligations.

ZERO COUPON OBLIGATIONS

         The Portfolio may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The Fixed Income Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

         There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million 30-year FNMA 9's and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

         Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

         Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

         Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.
Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid.

         Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolio's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         Collateralized Mortgage Obligations ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC CMOS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

OTHER ASSET-BACKED SECURITIES

         The Portfolio may invest in asset-backed securities unrelated to mortgage loans. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES - TYPES OF CREDIT SUPPORT

         Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The U.S. Bond Index Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

         The Portfolio may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The Advisor or Sub-Adviser will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act, and therefore will be fully collateralized.

         The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio or Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio or Fund may not be able to substantiate its interest in the underlying securities. While the managements of the Trust and the Portfolio Trust acknowledge these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

ILLIQUID INVESTMENTS

         The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Portfolio Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices. The Portfolio has a policy that no more than 25% of its net assets may be invested in restricted securities which are restricted as to resale, including Rule 144A and Section 4(2) securities.

         The Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's or Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

BRADY BONDS

         The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program that would enable a debtor country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisioned that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following: (i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

         Brady Plan debt restructurings totaling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil has announced plans to issue Brady Bonds aggregating approximately $35 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity,
(ii) the collateralized interest payments, (iii) the uncollateralized payments, and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

         Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) ("CEWs"(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or German deutsche mark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the "OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

         Principal Exchange Rate Linked Securities. Principal exchange rate linked securities ("PERLs"(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" PERLS is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

         Performance Indexed Paper. Performance indexed paper ("PIPs"(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. The Portfolio has no current intention of investing in CEWs(SM), PERLs(SM) or PIPs(SM).

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

         Debt instruments issued or guaranteed by foreign governments, agencies, and supranational ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

MORTGAGE DOLLAR ROLL TRANSACTIONS

         The Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Portfolio's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

FLOATING AND VARIABLE RATE OBLIGATIONS

         Certain obligations that the Portfolio may purchase may have a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by the Portfolio may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under "Foreign Securities," above.

INVERSE FLOATING RATE OBLIGATIONS

         The Portfolio may invest in inverse floating rate obligations ("inverse floaters"). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

         As a temporary defensive measure, the Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The

Portfolio may not invest in time deposits maturing in more than seven days. The Portfolio will limit its investment in time deposits maturing from two business days through seven calendar days to 15% of its total assets.

         The Portfolio will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the "FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Sub-Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Fixed Income Portfolio.

         The Portfolio may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described above and in the Statement of Additional Information.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

         The Portfolio may purchase and sell securities on a when-issued or firm-commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date. On the settlement date, the market value of the security may be higher or lower than its purchase or sale price under the agreement. If the other party to a when-issued or firm- commitment transaction fails to deliver or pay for the security, the Portfolio could miss a favorable price or yield opportunity or suffer a loss. The Portfolio will not earn interest on securities until the settlement date. The Portfolio will maintain in a segregated account with the custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the securities on a when- issued basis.

SWAPS, CAPS, FLOORS AND COLLARS

         The Portfolio may enter into swap contracts and other similar instruments in accordance with its policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

         The swaps in which the Portfolio may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

         The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities, to avoid any potential leveraging. The Portfolio will not enter into any swap agreement unless the unsecured commercial paper, senior debt or the claims-paying ability of the counterparty is rated AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, rated comparably by another NRSRO or determined by the Sub-Adviser to be of comparable quality.

         Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fixed Income Portfolio would be less favorable than it would have been if this investment technique were not used.

PORTFOLIO TURNOVER

         The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio and the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. For the year ended October 31, 1998, the portfolio turnover rate for the Portfolio was ___%. It is expected that the annual turnover rate for the Portfolio will not exceed ___% in subsequent fiscal years. Because the Portfolio has a portfolio turnover rate of 100% or more, transaction costs incurred by the Portfolio, and the realized capital gains and losses of the Portfolio, may be greater than those of a fund with a lesser portfolio turnover rate. See "Portfolio Transactions" and "Tax Matters" below.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible.

PORTFOLIO MANAGEMENT

         The Sub-Adviser's investment strategy for achieving the Portfolio's investment objective has two basic components: maturity and duration management and value investing.

         Maturity And Duration Management. Maturity and duration management decisions are made in the context of an intermediate maturity orientation. The maturity structure of the Portfolio is adjusted in anticipation of cyclical interest rate changes. Such adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term, secular shifts in the levels of interest rates (i.e., shifts transcending and/or not inherent to the business cycle). Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for the Sub-Adviser's maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators.

         Value Investing. The second component of the Sub-Adviser's investment strategy for the Portfolio is value investing, whereby the Sub-Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit the portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

INVESTMENT RESTRICTIONS

         The Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) have adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objectives):

         (1) invest in physical commodities or contracts on physical commodities;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

         (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

         (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

         (5) with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio's (Fund's) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (6) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

         (7) acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

         (8) borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

         (9)      issue senior securities, except as permitted under the 1940
                  Act.

         In applying fundamental policy number seven, mortgage-backed securities shall not be considered a single industry. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number seven. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

         The Portfolio and the Fund are also subject to the following restrictions which may be changed by their respective Boards of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objectives).

         As a matter of non-fundamental policy, the Portfolio (Fund) will not:

         (a) borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 10% of its net assets; provided, however, that the Portfolio (Fund) may not purchase any security while outstanding borrowings exceed 5% of net assets;

         (b) invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

         (c) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets (included within that amount, but not to exceed 2% of the value of the Portfolio's (Fund's) net assets, may be warrants that are not listed on the New York Stock Exchange, the American Stock Exchange or an exchange with comparable listing requirements; warrants attached to securities are not subject to this limitation);

         (d) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions (transactions in futures contracts and options are not deemed to constitute selling securities short);

         (e) purchase or retain securities of an issuer if those officers and Trustees of the Portfolio Trust or the Manager or Sub-Adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         (f) pledge, mortgage or hypothecate any of its assets to an extent greater than one-third of its total assets at fair market value;

         (g) invest more than an aggregate of 15% of the net assets of the Portfolio (Fund), determined at the time of investment, in securities that are illiquid because their disposition is restricted under the federal securities laws or securities for which there is no readily available market; provided, however that this policy does not limit the acquisition of (i) securities that have legal or contractual restrictions on resale but have a readily available market or (ii) securities that are not registered under the 1933 Act, but which can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and which are deemed to be liquid pursuant to guidelines adopted by the Board of Trustees ("Restricted Securities").

         (h) invest more than 25% of its assets in Restricted Securities (including Rule 144A Securities);

         (i) invest for the purpose of exercising control over management of any company;

         (j) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's
                  Sub-

                  Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment;

         (k) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign government or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operations;

         (l) write or acquire options or interests in oil, gas or other mineral explorations or development programs or leases.

PERCENTAGE AND RATING RESTRICTIONS

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

PORTFOLIO TRANSACTIONS

         The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of the Portfolio's investments with Republic New York Securities Corporation, an affiliate of the Manager.

         Because the Portfolio invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolio would not ordinarily pay significant brokerage commissions with respect to securities transactions.

                            PERFORMANCE INFORMATION

         The Trust may, from time to time, include the total return for the Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission (the "SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                 a-b     6
         YIELD = 2[(-- + 1) - 1]
                 cd

where

         a =      dividends and interest earned during the period,

         b =      expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

         Annual Total Return -- Year Ended October 31, 1998: ___%. Average Annual Total Return - January 9, 1995 (commencement of operations) to October 31, 1998: ___%.

         Performance information for the Fund may also be compared to various unmanaged indices, described below. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

         The Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

         Consumer Price Index. The Consumer Price Index is published by the U.S. Department of Labor and is a measure of inflation.

         Lehman Brothers Government/Corporate Index. The Lehman Brothers Government/Corporate Index is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

         Salomon Bond Index. The Salomon Bond Index, also known as the Broad Investment Grade (BIG) Index, is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year or longer and with amounts outstanding of at least $25 million. The government index includes traditional agencies; the mortgage index includes agency pass-throughs and FHA and GNMA project loans; the corporate index includes returns for 17 industry sub-sectors. Securities excluded from the Broad Index are floating/variable rate bonds, private placements, and derivatives (e.g., U.S. Treasury zeros, CMOs, mortgage strips). Every issue is trader-priced at month-end and the index is published monthly.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

         The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The principal occupations of the Trustees and executive officers of the Trust and Portfolio Trust for the past five years are listed below. Asterisks indicate that those officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

FREDERICK C. CHEN, Trustee
         126 Butternut Hollow Road, Greenwich, Connecticut 06830 - Management Consultant.

ALAN S. PARSOW, Trustee
         2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

WALTER B. GRIMM*, President and Secretary

         Employee of BISYS Fund Services, Inc., June, 1992 to present; prior to June, 1992 President of Leigh Investments Consulting (investment firm).

ANTHONY J. FISCHER, Vice President
         Employee of BISYS Fund Services, Inc., April, 1998 to present; Employee of SEI Investments and Merrill Lynch prior to April 1998.

PENNY D. GRANDOMINICO*, Vice President
         Employee of BISYS Fund Services, Inc., April 1995 to present; Financial Consultant, Smith Barney, July 1992 to April 1995.

ADRIAN WATERS*, Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., May 1993 to present; Manager, Price Waterhouse, 1989 to May 1993.

CATHERINE BRADY*, Assistant Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., March 1994 to present; Supervisor, Price Waterhouse, 1990 to March 1994.

ELLEN STOUTAMIRE, Secretary
         Employee of BISYS Fund Services, Inc., April, 1997 to present; Attorney in private practice prior to April 1997.

ALAINA METZ*, Assistant Secretary
         Chief Administrator, Administrative and Regulatory Services, BISYS Fund Services, Inc., June 1995 to present; Supervisor, Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

Messrs. Grimm, Fischer and Waters and Mss. Grandominico, Brady, Stoutamire and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.


COMPENSATION TABLE

                                                      Retirement                                 Total
                                                      Pension of           Estimated         Compensation
                                   Aggregate       Benefits Accrued          Annual            From Fund
                                 Compensation       as Part of Fund      Benefits Upon        Complex* to
       Name of Trustee            from Trust           Expenses            Retirement           Trustees
       ---------------            ----------           --------            ----------           --------
Frederick C. Chen                    $1,600              none                 none              $8,600
Alan S. Parsow                       $1,600              none                 none              $7,600
Larry M. Robbins                     $1,800              none                 none              $7,600
Michael Seely                        $1,600              none                 none              $7,600

* The Fund Complex includes the Trust, Republic Advisor Funds Trust, and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees for the year ended __________, 1998. The Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will receive an annual retainer of $5,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended, except that Mr. Robbins will receive an annual retainer of $7,600 and a fee of $1,000 for each meeting attended.

         As of _________, 1998, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Fund (the Trust has no knowledge of the beneficial ownership of such shares): Republic National Bank of New York, Pension Plan & Trust, 452 Fifth Avenue, 27the Floor, New York, New York 10018-44.92%; Kinco & Co., c/o RNB Securities Services, One Hanson Place - Lower Level, Brooklyn, New York 11243 - 10.28%; and Republic National Bank of New York, Pooled Profit Sharing Plan, 452 Fifth Avenue, 27the Floor, New York, New York, 10018 - 7.32%. In addition, the identities and addresses of two owners of 5% or more of the outstanding shares of the Fund have been withheld at the request of the shareholders. Shareholders who own more than 25% of the outstanding voting securities of the Fund may be able to control the outcome of any matter submitted for the approval of shareholders of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT MANAGER

         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is entitled to a fee from the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.20% of the Portfolio's average daily net assets. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995 and for the fiscal years ended October 31, 1996 and October 31, 1997, investment management fees aggregated $0, $98,923 and $184,724 (of which the entire amount was waived), respectively. For the fiscal year ended October 31, 1998, investment management fees aggregated $_________ of which $__________ was waived.

         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Funds or Portfolios, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities. Republic has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

         Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Funds and Portfolios will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Funds and Portfolios. If Republic were prohibited from acting as investment manager to the Funds and Portfolios, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

SUB-ADVISER

         Miller Anderson & Sherrerd ("MAS"), as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by MAS or Republic in its discretion. See "Portfolio Transactions." MAS also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         For its services, MAS receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.375% on net assets up to $50 million, 0.25% on net assets over $50 million and up to $95 million, $300,000 on net assets over $95 million and up to $150 million, 0.20% on net assets over $150 million and up to $250 million, and 0.15% on net assets over $250 million. For the period from January 9, 1995 (Portfolio commencement of operations) to

October 31, 1995 and for the fiscal years ended October 31, 1996, October 31, 1997, and October 31, 1998, sub-advisory fees aggregated $53,963, $185,480, $276,784, and $_________, respectively.

         The investment advisory services of MAS to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. MAS is free to and does render investment advisory services to others.

FUND ADMINISTRATOR AND PORTFOLIO ADMINISTRATOR

         Pursuant to an Administration Agreement, BISYS provides the Fund with general office facilities and supervises the overall administration of the Fund and the Portfolio including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Bond Fund, BISYS receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $1 billion; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion. For providing similar services to the Portfolio, BISYS (Ireland) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the first $1 billion of the Portfolio's average daily net assets; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion.

         For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995 and for the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Portfolio accrued administration fees of $7,195, $24,731, $46,181 and $__________, respectively. For the period from
January 9, 1995 (commencement of operations) to October 31, 1995, the Fund accrued administration fees of $20,274 (of which the entire amount was waived). For the fiscal periods ended October 31, 1996, October 31, 1997 and October 31, 1998, the Fund accrued administration fees of $17,934 (of which $8,078 was waived), $29,549 (none of which was waived), and $__________.

         Each Administration Agreement will remain in effect until March 31, 1999, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS or BISYS (Ireland), as appropriate. Each Administration Agreement will terminate automatically in the event of its assignment. Each Administration Agreement also provides that neither BISYS nor BISYS (Ireland), as appropriate, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or Portfolio Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

         BISYS provides persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees of BISYS or its affiliates.

TRANSFER AGENT

         The Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as transfer agent ("Transfer Agent") for shares of the Fund, and the Portfolio Trust has entered into a Transfer Agent Agreement with Investors Fund Services (Ireland) Limited (also a "Transfer Agent"). The Transfer Agents maintain an account for each shareholder of the Fund and investors in the Portfolio, performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02117.

         Pursuant to an agreement, as of April 1, 1999, BISYS will provide all services with respect to each class of shares of the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN AND FUND ACCOUNT AGENTS

         Pursuant to a Custodian Agreement, with respect to domestic assets, Republic acts as the custodian of the Fund's assets. With respect to foreign assets, IBT serves as custodian for the Fund and the Portfolio (together, with Republic, the "Custodian"). The Custodians' responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodians do not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodians receive such compensation as may from time to time be agreed upon by it and the Trust. IBT Fund Services (Canada) Inc. serves as the fund accounting agent for the Portfolio.

SHAREHOLDER SERVICING AGENTS

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. Although the Fund does not currently compensate Shareholder Servicing Agents for performing these services with respect to Shares, the Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund's average daily net assets.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

         The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

EXPENSES

         Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of determining the Portfolio's net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

         Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Portfolio's portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Interest income on long-term obligations in the Portfolio's portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

         Shares may be purchased through the Distributor Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on their assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

         All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

         An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Transfer Agent.

         Certain clients of the Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets purchased by the Fund will be subject to valuation and other procedures by the Board of Trustees.

EXCHANGE PRIVILEGE

         By contacting the Transfer Agent or his Shareholder Servicing Agent, a shareholder may exchange some or all of his Shares for shares of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund (Adviser Class), Republic New York Tax-Free Money Market Fund (Adviser Class), Republic Fixed Income Fund, Republic New York Tax-Free Bond Fund (Adviser Class), Republic Equity Fund (Adviser Class), Republic International Equity Fund, Republic Small Cap Equity Fund and such other Republic Funds or other registered investment companies (or series thereof) for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

         Shares are being offered only to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust or the Advisor Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from each Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Shareholder Servicing Agents may transmit purchase payments on behalf of their customers by wire directly to a Fund's custodian bank by following the procedures described above.

         For further information on how to direct a Shareholder Servicing Agent to purchase Shares, an investor should contact his Shareholder Servicing Agent (see back cover for address and phone number).

AUTOMATIC INVESTMENT PLAN

         If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in a Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         A shareholder may redeem Shares only by authorizing his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

SYSTEMATIC WITHDRAWAL PLAN

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

                                RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

         Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

         The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         For the Bond Fund, the Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

         Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Fixed Income Portfolio and therefore will not be distributed as dividends to the Fund's shareholders. Rather, these payments on mortgage-backed securities generally will be reinvested by the Fixed Income Portfolio in accordance with its investment objective and policies.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes. Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

         Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has only these three series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

                                    TAXATION

         The following is a summary of certain U.S. federal income tax issues concerning the Fund, its shareholders and the Portfolio. The Fund and the Portfolio may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

         Each year, to qualify as a separate "regulated investment company" under the Code, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

         The Portfolio has obtained a ruling from the Internal Revenue Service ("IRS") that the Portfolio will be treated for federal income tax purposes as a partnership. For purposes of determining whether the

Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's income attributable to that share.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         Under certain circumstances, the Fund may be taxed on income deemed to be earned from certain CMO residuals.

         Distributions by the Fund of its net investment income will be taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. Distributions by the Fund of its net capital gain, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or "28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by the Fund for more than 18 months and are subject to a maximum tax rate of 20%. "28% Gains" arise from sales of assets held by the Fund for more than one year but no more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP CONTRACTS

         Some of the options, futures contracts, forward contracts and swap contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the
Code) are "marked-to-market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

         Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts and swap contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

         Rules governing the tax aspects of swap contracts are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not necessarily accept such treatment. If it does not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

         Earnings derived by the Portfolio from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty and the Portfolio would undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the Portfolio, if more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will elect to treat its share of any non-U.S. income and similar taxes the Portfolio pays as though the taxes were paid by the Fund's shareholders.

         Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands; gain will generally be subject to a maximum tax rate of 20% if the shareholder's holding period for the shares is more than 18 months, and to a maximum tax rate of 28% if the shareholders holding period for the shares is more than one year but not more than 18 months. Gain from the sale of shares held for not more than one year will be taxed as short-term capital gain. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Distributions by the Fund and redemption proceeds may be subject to backup withholding at the rate of 31%. Backup withholding generally applies to shareholders who have failed to properly certify their taxpayer identification numbers, who fail to provide other required tax-related certifications, and with respect to whom the Fund has received certain notifications from the Internal Revenue Service requiring or permitting the Fund to apply backup withholding. Backup withholding is not an additional tax and amounts so withheld generally may be applied by affected shareholders as a credit against their federal income tax liability.

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT AUDITORS

         The Board of Trustees has appointed KPMG Peat Marwick LLP as independent auditors of the Trust for the fiscal year ending October 31, 1998. KPMG Peat Marwick LLP will audit the Fund's annual financial statements, prepare the Fund's and Portfolio's income tax returns, and assist in the preparation of filings with the SEC. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02110. The Portfolio Trust has appointed KPMG as its independent auditors to audit the Portfolio's financial statements for the fiscal year ending October 31, 1998.

COUNSEL

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The current audited financial statements dated October 31, 1998 of the Fund and the Portfolio are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 1998 as filed with the SEC. Copies of such reports will be provided without charge to each person receiving this Statement of Additional Information.

                       REPUBLIC INTERNATIONAL EQUITY FUND

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (888) 525-5757

                 National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")

                  Capital Guardian Trust Company - Sub-Adviser
                          ("CGTC" or the "Sub-Adviser")

                              BISYS Fund Services -
               Administrator of the Fund, Distributor and Sponsor
                 ("BISYS" or the "Administrator of the Fund" or
                       the "Distributor" or the "Sponsor")

                    BISYS Fund Services (Ireland), Limited -

                         Administrator of the Portfolio
                               ("BISYS (Ireland)")

                       STATEMENT OF ADDITIONAL INFORMATION

         Republic International Equity Fund (the "Fund") is a separate series of Republic Advisor Funds Trust (the "Trust"), an open-end, management investment company which currently consists of three series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets ("Assets") in the International Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company. The Fund is described in this Statement of Additional Information. Shares of the Fund (the "Shares") are offered only to clients of Republic and is affiliates for which Republic or its affiliates exercises investment discretion.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND, DATED _________, 1999 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.

_____________, 1999

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...................................................................1

         Derivatives..............................................................................................2
         Options and Futures......................................................................................2
         Forward Foreign Currency Contracts and Options on Foreign Currencies.....................................3
         Foreign Securities.......................................................................................3
         Depositary Receipts......................................................................................4
         High Yield/High Risk Securities..........................................................................5
         Fixed Income Securities..................................................................................5
         U.S. Government Securities...............................................................................5
         Convertible Securities...................................................................................6
         Warrants.................................................................................................6
         Repurchase Agreements....................................................................................6
         Illiquid Investments.....................................................................................7
         Loans of Portfolio Securities............................................................................7
         Firm Commitment Agreements And When-Issued Securities....................................................8
         Portfolio Turnover.......................................................................................8
         Investment Restrictions..................................................................................8
         Percentage and Rating Restrictions......................................................................10
         Portfolio Transactions..................................................................................10

PERFORMANCE INFORMATION..........................................................................................11


MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST..................................................................12

         Trustees and Officers...................................................................................12
         Compensation Table......................................................................................14
         Investment Manager......................................................................................14
         The Investment Sub-Adviser..............................................................................16
         Fund Administrator......................................................................................16
         Transfer Agent..........................................................................................17
         Custodian and Fund Account Agents.......................................................................17
         Shareholder Servicing Agents............................................................................17
         Expenses................................................................................................18

DETERMINATION OF NET ASSET VALUE.................................................................................18


PURCHASE OF SHARES...............................................................................................19

         Exchange Privilege......................................................................................20
         Automatic Investment Plan...............................................................................20

REDEMPTION OF SHARES.............................................................................................21

         Systematic Withdrawal Plan..............................................................................21

RETIREMENT PLANS.................................................................................................21

         Individual Retirement Accounts..........................................................................21
         Defined Contribution Plans..............................................................................22
         Section 457 Plan, 401(k) Plan, 403(b) Plan..............................................................22

DIVIDENDS AND DISTRIBUTIONS......................................................................................22


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.............................................................22


TAXATION.........................................................................................................24

         Options, Futures, and Forward Contracts.................................................................25
         Swap Agreements.........................................................................................26
         Investment in Passive Foreign Investment Companies......................................................26
         Disposition of Shares...................................................................................27

OTHER INFORMATION................................................................................................27

         Capitalization..........................................................................................28
         Independent Auditors....................................................................................28
         Counsel.................................................................................................28
         Registration Statement..................................................................................28

FINANCIAL STATEMENTS.............................................................................................28


References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated __________________, 1999, of the Fund by which shares of the Fund ("Shares") are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective, policies and risks of the Portfolio discussed in the Prospectus.

         The investment objective of the International Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including American Depository Receipts ("ADRs") and U.S. registered securities) and securities whose principal markets are outside of the United States. The investment characteristics of the Fund correspond to those of the International Equity Fund. The International Equity Portfolio (the "Portfolio") will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock ("convertible securities"), trust certificates, limited partnership interests and equity participations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The principal investments of the Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East, although the Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets.

         The Portfolio intends to have at least three different countries represented in its portfolio. It is the current intention of the Portfolio to invest primarily in companies with large market capitalizations. The Portfolio seeks to outperform the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index, a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

         Under exceptional conditions abroad or when, in the opinion of Capital Guardian Trust Company ("CGTC" or the "Sub-Adviser"), economic or market conditions warrant, the Portfolio may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, obligations of domestic or foreign governments and their political subdivisions ("Government Securities"), and nonconvertible preferred stock, or hold its assets in cash or equivalents. Debt securities purchased by the Portfolio will be limited to those rated, at the time of investment, in the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable quality. Securities rated by a NRSRO in the fourth highest rating category are considered to have some speculative characteristics. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but, in the Sub-Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options may be used to hedge the currency risk.

         CGTC uses a system of multiple portfolio managers pursuant to which the Portfolio is divided into segments which are assigned to individual portfolio managers. Within investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

         Because of the risks associated with common stocks and other equity investments, the Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. The Sub-Adviser seeks to reduce these risks by diversifying the portfolio as well as by monitoring broad economic trends and corporate and legislative developments.

DERIVATIVES

         The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. A mutual fund, of course, derives its value from the value of the investments it holds and so might even be called a "derivative." Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Portfolio may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when their Sub-Advisers believe the investment will assist the Portfolio in achieving its investment objectives.

OPTIONS AND FUTURES

         The Portfolio may invest in foreign currency futures contracts and options on foreign currencies and foreign currency futures. The Portfolio may only do so for hedging purposes. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security, currency or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying instrument.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Portfolio and the Fund. While the use of these instruments by the Portfolio and the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's or Fund's return. Certain strategies limit the potential of the Portfolio or the Fund to realize gains as well as limit their exposure to losses. The Portfolio and the Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio or the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio and the Fund from liquidating an unfavorable position and the Portfolio or the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Portfolio and the Fund will incur transaction costs, including trading commissions and options premiums, in connection with their futures and options transactions, and these transactions could significantly increase a Portfolio or Fund turnover rate.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

         Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes. By entering into transactions in Forward Contracts, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

FOREIGN SECURITIES

         The Portfolio may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolios, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

         Emerging Markets. The Portfolio may invest in emerging markets, which presents greater risk than investing in foreign issuers in general. A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on the Portfolio's investments.

         Investing in formerly communist East European countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the fall of communism and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy. The Portfolio does not currently intend to invest a significant portion of its assets in formerly communist East European countries.

         With respect to the Portfolio, "emerging markets" include any country which in the opinion of the Sub-Adviser is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the World Bank) and the International Monetary Fund. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The International Equity Portfolio may invest up to 20% of its assets in the equity securities of companies based in emerging markets.

         With respect to the Portfolio, a company in an emerging market is one that: (i) is domiciled and has its principal place of business in an emerging market or (ii) (alone or on a consolidated basis) derives or expects to derive at least 50% of its total revenue from either goods produced, sales made or services performed in emerging markets.

         Sovereign and Supranational Debt Obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

DEPOSITARY RECEIPTS

         The Portfolio may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and International Depositary Receipts ("IDRs"), or other similar securities convertible into securities of foreign issuers. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing the deposit with such bank or company of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by foreign bank and trust companies that evidence ownership of either foreign or domestic underlying securities. IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

HIGH YIELD/HIGH RISK SECURITIES

         As stated in the Prospectus, the Portfolio may invest in lower rated, high-yield, "junk" bonds. These securities are generally rated lower than Baa by Moody's or lower than BBB by S&P. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, the Sub-Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Portfolio does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

FIXED INCOME SECURITIES

         To the extent the Portfolio invests in fixed income securities, the net asset value of the Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Portfolio's shorter-term obligations.

U.S. GOVERNMENT SECURITIES

         For liquidity purposes and for temporary defensive purposes, the Portfolio may invest in U.S. Government securities held directly or under repurchase agreements. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

         Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the

U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

CONVERTIBLE SECURITIES

         The Portfolio may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities in which the Portfolio may invest.

         Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public.

WARRANTS

         The Portfolio may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of the Portfolio. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

REPURCHASE AGREEMENTS

         The Portfolio may invest in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, an underlying debt instrument would be acquired for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security.

         Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into on behalf of the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including accrued interest thereon, and the Portfolio or its custodian bank has possession of the collateral, which the Portfolio Trust's Board of Trustees believes gives the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This could become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees of the Portfolio Trust believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Advisor or Sub-Advisers will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held for the Portfolio exceed 15% of the Portfolio's net assets.

ILLIQUID INVESTMENTS

         The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Portfolio Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices. The Portfolio has a policy that no more than 10% of its net assets may be invested in restricted securities which are restricted as to resale, including Rule 144A and Section 4(2) securities.

         The Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's or Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

LOANS OF PORTFOLIO SECURITIES

         The Portfolio may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Portfolio will not end its portfolio securities to the extent that greater than one-third of the Portfolio's total assets, at fair market value, would be committed to loans at that time.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

         The Portfolio may purchase and sell securities on a when-issued or firm-commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date. On the settlement date, the market value of the security may be higher or lower than its purchase or sale price under the agreement. If the other party to a when-issued or firm- commitment transaction fails to deliver or pay for the security, the Portfolio could miss a favorable price or yield opportunity or suffer a loss. The Portfolio will not earn interest on securities until the settlement date. The Portfolio will maintain in a segregated account with the custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the securities on a when-issued basis.

PORTFOLIO TURNOVER

         The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio and the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The portfolio turnover rate for the International Equity Portfolio was __% for the year ended October 31, 1998 and it is expected that in subsequent years the annual turnover rate for the Portfolio will not exceed __%.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible.

INVESTMENT RESTRICTIONS

         The Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) have adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objectives):

         (1) invest in physical commodities or contracts on physical commodities:

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

         (3) make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's (Fund's) investment objective and policies;

         (4) borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

         (5) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

         (6) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

         (7)      issue senior securities, except as permitted under the 1940
                  Act;

         (8) with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer;

         (9) with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

         The Portfolio and the Fund are also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objectives). As a matter of non-fundamental policy, the Portfolio (Fund) will not:

         (1) borrow money, except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 10% of its net assets; provided, however, that the Portfolio (Fund) may not purchase any security while outstanding borrowings exceed 5% of net assets;

         (2) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

         (3) purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's (Fund's) net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation;

         (4) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

         (5) invest more than an aggregate of 15% of the net assets of the Portfolio (Fund), determined at the time of investment, in securities that are illiquid because their disposition is restricted under the federal securities laws or securities for which there is no readily available market; provided, however that this policy does not limit the acquisition of (i) securities that have legal or contractual restrictions on resale but have a readily available market or (ii) securities that are not registered under the 1933 Act, but which can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and which are deemed to be liquid pursuant to guidelines adopted by the Board of Trustees ("Restricted Securities").

         (6) invest more than 10% of the Portfolio's (Fund's) assets in Restricted Securities (including Rule 144A securities);

         (7) invest for the purpose of exercising control over management of any company;

         (8) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's Sub-Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment;

         (9) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign government or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operations;

         (10) write or acquire options or interests in oil, gas or other mineral explorations or development programs or leases;

         (11) purchase or retain securities of an issuer of those officers and Trustees of the Portfolio Trust or the Manager or Sub-Adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities.

PERCENTAGE AND RATING RESTRICTIONS

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

PORTFOLIO TRANSACTIONS

         The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of Portfolio investments for the Portfolio with Republic New York Securities Corporation, an affiliate of the Manager.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. For the fiscal years ended October 31, 1996, October 31, 1997, and October, 1998, the Portfolio paid aggregate brokerage commissions equal to $352,429, $295,571 and $___________, respectively, none of which was paid to broker-dealers that provided "brokerage and research services" to the Sub-Adviser. For the period January 9, 1995 (commencement of operations) to October 31, 1995, there were no brokerage commissions paid from the Portfolio.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio Trust may determine, and subject to seeking the most favorable price and execution available, the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

         Investment decisions for the Portfolio and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include total return for the Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission ("SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

               a-b      6
         YIELD = 2[(-- + 1) -1]
               cd

where

         a = dividends and interest earned during the period;
         b = expenses accrued for the period (net of reimbursements);
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

         Annual Total Return - Year Ended October 31, 1998: _____%. Average Annual Total Return - January 9, 1995 (commencement of operations) to October 31, 1998: _____%.

         Performance information for the Fund may also be compared to various unmanaged indices, such as the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

         The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The principal occupations of the Trustees and executive officers of the Trust and Portfolio Trust for the past five years are listed below. Asterisks indicate that those officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

FREDERICK C. CHEN, Trustee
         126 Butternut Hollow Road, Greenwich, Connecticut 06830 - Management Consultant.

ALAN S. PARSOW, Trustee
         2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

WALTER B. GRIMM*, President and Secretary
         Employee of BISYS Fund Services, Inc., June, 1992 to present; prior to June, 1992 President of Leigh Investments Consulting (investment firm).

ANTHONY J. FISCHER, Vice President
         Employee of BISYS Fund Services, Inc., April, 1998 to present; Employee of SEI Investments and Merrill Lynch prior to April 1998.

PENNY D. GRANDOMINICO*, Vice President
         Employee of BISYS Fund Services, Inc., April 1995 to present; Financial Consultant, Smith Barney, July 1992 to April 1995.

ADRIAN WATERS*, Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., May 1993 to present; Manager, Price Waterhouse, 1989 to May 1993.

CATHERINE BRADY*, Assistant Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., March 1994 to present; Supervisor, Price Waterhouse, 1990 to March 1994.

ELLEN STOUTAMIRE, Secretary
         Employee of BISYS Fund Services, Inc., April, 1997 to present; Attorney in private practice prior to April 1997.

ALAINA METZ*, Assistant Secretary
         Chief Administrator, Administrative and Regulatory Services, BISYS Fund Services, Inc., June 1995 to present; Supervisor, Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

         *Messrs. Grimm, Fischer and Waters and Mss. Grandominico, Brady, Stoutamire and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

COMPENSATION TABLE

                                                      Retirement                                 Total
                                                      Pension of          Estimated          Compensation
                                   Aggregate       Benefits Accrued         Annual             From Fund
                                 Compensation       as Part of Fund      Benefits Upon        Complex* to
       Name of Trustee            from Trust           Expenses           Retirement            Trustees
       ---------------            ----------           --------           ----------            --------
Frederick C. Chen                    $1,950              none                 none                $8,600
Alan S. Parsow                       $1,950              none                 none                $8,600
Larry M. Robbins                     $1,950              none                 none                $8,600
Michael Seely                        $1,950              none                 none                $8,600

* The Fund Complex includes the Trust, Republic Advisor Funds Trust, and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees for the year ended __________, 1998. The Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will receive an annual retainer of $3,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended, except that Mr. Robbins will receive an annual retainer of $4,600 and a fee of $1,000 for each meeting attended.

         As of __________, 1998, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Fund (the Trust has knowledge of the beneficial ownership of such shares): Republic National Bank of New York, Pension Plan & Trust, 452 Fifth Avenue, 27th Floor, New York, New York, 10018 30.95%; Republic National Bank of New York, Pooled Profit Sharing Plan, 452 Fifth Avenue, 27th Avenue, New York, New York, 10018 - 7.12%; and Kinco & Co. c/o RNB Securities Services, One Hanson Place, Brooklyn, New York 11243 - 6.95%. In addition, the identify and address of one owner of 5% or more of the outstanding shares of the Fund have been withheld at the request of the shareholder. Shareholders who own more than 25% of the outstanding voting securities of the Fund may be able to control the outcome of any matter submitted for the approval of shareholders of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT MANAGER

         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is entitled to receive a fee from the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.25% of the Portfolio's average daily net assets. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995 and for the fiscal years ended October 31, 1996 and October 31, 1997, investment management fees aggregated $0, $243,751 and $466,480 (of which the entire amount was waived), respectively. For the fiscal year ended October 31, 1998, investment management fees aggregated $_________ (of which $__________ was waived).

         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Fund or Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities. Republic has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

         Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Fund and Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Fund and Portfolio. If Republic were prohibited from acting as investment manager to the Fund and Portfolio, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

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

THE INVESTMENT SUB-ADVISER

         CGTC, as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by CGTC or Republic in its discretion. See "Portfolio Transactions." CGTC also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         For its services, CGTC receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, at the annual rate of 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million up to $50 million, 0.425% of net assets over $50 million up to $250 million, and 0.375% of net assets in excess of $250 million. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995 and for the fiscal years ended October 31, 1996 and October 31, 1997, sub-advisory fees aggregated $131,059, $514,874 and $893,016, respectively. For the fiscal year ended October 31, 1998, sub-advisory fees aggregated $______________.

         The investment advisory services of CGTC to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. CGTC is free to and does render investment advisory services to others.

FUND ADMINISTRATOR

         Pursuant to an Administration Agreement, BISYS provides the Fund with general office facilities and supervises the overall administration of the Fund and the Portfolio including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Bond Fund, BISYS receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $1 billion; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion. For providing similar services to the Portfolio, BISYS (Ireland) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the first $1 billion of the Portfolio's average daily net assets; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion.

         For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995 and for the fiscal years ended October 31, 1996 and October 31, 1997, the Portfolio accrued administration fees of $9,433, $48,750 and $93,296, respectively, $117 of which was waived for the year ended October 31, 1996. For the fiscal year ended October 31, 1998, the Portfolio accrued administration fees of $______, of which $________was waived. The Fund (or its predecessor) accrued administration fees of $20,274 for the period from January 9, 1995 (commencement of operations) to October 31, 1995 (of which $5,194 was waived voluntarily) and $36,129 (of which $16,007 was waived voluntarily) for the fiscal year ended October 31, 1996. For the fiscal years ended October 31, 1997 and October 31, 1998, the Fund accrued administration expenses of $_________ (of which $________ was waived) and $_________ (of which $_________ was waived), respectively.

         Each Administration Agreement will remain in effect until March 31, 1999, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS or BISYS (Ireland), as appropriate. Each Administration Agreement will terminate automatically in the event of its assignment. Each Administration Agreement also provides that neither BISYS nor BISYS (Ireland), as appropriate, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or Portfolio Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

         BISYS provides persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees of BISYS or its affiliates.

TRANSFER AGENT

         The Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as transfer agent ("Transfer Agent") for Shares of the Fund, and the Portfolio Trust has entered into a Transfer Agent Agreement with Investors Fund Services (Ireland) Limited (also a "Transfer Agent"). The Transfer Agents maintain an account for each shareholder of the Fund and investors in the Portfolio, performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02117.

         Pursuant to an agreement, as of April 1, 1999, BISYS will provide all services with respect to each class of shares of the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN AND FUND ACCOUNT AGENTS

         Pursuant to a Custodian Agreement, with respect to domestic assets, Republic acts as the custodian of the Fund's assets. With respect to foreign assets, IBT serves as custodian for the Fund and the Portfolio (together, with Republic, the "Custodian"). The Custodians' responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodians do not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodians receive such compensation as may from time to time be agreed upon by it and the Trust. IBT Fund Services (Canada) Inc. serves as the fund accounting agent for the Portfolio.

SHAREHOLDER SERVICING AGENTS

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. Although the Fund does not currently compensate Shareholder Servicing Agents for performing these services with respect to Shares, the Fund is authorized to pay a shareholder servicing fee of up to 0.25%, on an annual basis, of the Fund's average daily net assets.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

         The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

EXPENSES

         Except for the expenses paid by the Manager and the Distributor, the Fund bears all costs of its operations Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Sub-Adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

         Shares may be purchased through the Distributor Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on their assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

         All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

         An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Transfer Agent.

         Certain clients of the Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets purchased by the Fund will be subject to valuation and other procedures by the Board of Trustees.

EXCHANGE PRIVILEGE

         By contacting the Transfer Agent or his Shareholder Servicing Agent, a shareholder may exchange some or all of his Shares for shares of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund (Adviser Class), Republic New York Tax-Free Money Market Fund (Adviser Class), Republic Fixed Income Fund, Republic New York Tax-Free Bond Fund (Adviser Class), Republic Equity Fund (Adviser Class), Republic International Equity Fund, Republic Small Cap Equity Fund and such other Republic Funds or other registered investment companies (or series thereof) for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

         Shares are being offered only to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust or the Advisor Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from each Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Shareholder Servicing Agents may transmit purchase payments on behalf of their customers by wire directly to a Fund's custodian bank by following the procedures described above.

         For further information on how to direct a Shareholder Servicing Agent to purchase Shares, an investor should contact his Shareholder Servicing Agent (see back cover for address and phone number).

AUTOMATIC INVESTMENT PLAN

         If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in a Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         A shareholder may redeem Shares only by authorizing his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

SYSTEMATIC WITHDRAWAL PLAN

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

                                RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

         Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

         The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed annually to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the

Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes. Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

         Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has only these three series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio

(e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.

                                    TAXATION

         The following is a summary of certain U.S. federal income tax issues concerning the Fund, its shareholders and the Portfolio. The Fund and the Portfolio may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

         Each year, to qualify as a separate "regulated investment company" under the Code, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

         The Portfolio has obtained a ruling from the Internal Revenue Service ("IRS") that the Portfolio will be treated for federal income tax purposes as a partnership. For purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio will be deemed to own a proportionate share of the Portfolio's income attributable to that share.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends

(i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         Distributions by the Fund of its net investment income will be taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. Distributions by the Fund of its net capital gain, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or 28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by the Fund for more than 18 months and are subject to a maximum tax rate of 20%. "28% Gains" arise from sales of assets held by the Fund for more than one year but no more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

OPTIONS, FUTURES, AND FORWARD CONTRACTS

         Some of the options, futures contracts and forward contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to-market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

         Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

SWAP AGREEMENTS

         Rules governing the tax aspects of swap contracts are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not necessarily accept such treatment. If it does not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         The Portfolio may invest in shares of foreign corporations (through
ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares held by the Portfolio. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

DISPOSITION OF SHARES

         Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands; gain will generally be subject to a minimum tax rate of 20% if the shareholder's holding period for the shares is more than 18 months, and a maximum tax rate of 28% if the shareholder's holding period for the shares is more than one year but less than 18 months. Gain from the disposition of shares held not more than one year will be taxed a short-term capital gain. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Distributions by the Fund and redemption proceeds may be subject to backup withholding at the rate of 31%. Backup withholding generally applies to shareholders who have failed to properly certify their taxpayer identification numbers, who fail to provide other required tax-related certifications, and with respect to whom the Fund has received certain notifications from the Internal Revenue Service requiring or permitting the Fund to apply backup withholding. Backup withholding is not an additional tax and amounts so withheld generally may be applied by affected shareholders as a credit against their federal income tax liability.

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT AUDITORS

         The Board of Trustees has appointed KPMG Peat Marwick LLP as independent auditors of the Trust for the fiscal year ending October 31, 1998. KPMG Peat Marwick LLP will audit the Fund's annual financial statements, prepare the Fund's and Portfolio's income tax returns, and assist in the preparation of filings with the SEC. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02110. The Portfolio Trust has appointed KPMG as its independent auditors to audit the Portfolio's financial statements for the fiscal year ending October 31, 1998.

COUNSEL

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The current audited financial statements dated October 31, 1998 of each of the Fund and the Portfolio are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 1998 as filed with the SEC. Copies of such reports will be provided without charge to each person receiving this Statement of Additional Information.

                         REPUBLIC SMALL CAP EQUITY FUND

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035

                                 (888) 525-5757

             Republic National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")

                 MFS Institutional Advisors, Inc. - Sub-Adviser
                                 ("Sub-Adviser")

                              BISYS Fund Services -
                Administrator of the Fund Distributor and Sponsor
               ("BISYS" or the "Administrator of the Fund" or the
                         "Distributor" or the "Sponsor")

                    BISYS Fund Services (Ireland), Limited -
                         Administrator of the Portfolio
                               ("BISYS (Ireland)")

                       STATEMENT OF ADDITIONAL INFORMATION

         Republic Small Cap Equity Fund (the "Fund") is a separate series of Republic Advisor Funds Trust (the "Trust"), an open-end, management investment company which currently consists of three series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets ("Assets") in the Small Cap Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company. Shares of the Fund (the "Shares") are offered only to clients of Republic and its affiliates for which Republic or its affiliates exercises investment discretion.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND, DATED __________, 1999 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.

__________, 1999

                                TABLE OF CONTENTS

                                                                                                               Page
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...................................................................1

         Foreign Securities.......................................................................................2
         Emerging Markets.........................................................................................2
         American Depositary Receipts.............................................................................5
         Repurchase Agreements....................................................................................5
         Lending on Portfolio Securities..........................................................................6
         Options and Futures......................................................................................7
         Fixed-Income Securities.................................................................................15
         High Yield/High Risk Securities.........................................................................15
         Illiquid Investments....................................................................................16
         Portfolio Turnover......................................................................................16
         Investment Restrictions.................................................................................16
         Percentage and Rating Restrictions......................................................................20

PORTFOLIO TRANSACTIONS...........................................................................................20


PERFORMANCE INFORMATION..........................................................................................22


MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST..................................................................22

         Trustees And Officers...................................................................................22
         Compensation Table......................................................................................23
         Investment Manager......................................................................................24
         Sub-Adviser.............................................................................................26
         Fund Administrator......................................................................................26
         Transfer Agent..........................................................................................27
         Custodian and Fund Account Agents.......................................................................27
         Shareholder Servicing Agents............................................................................27
         Expenses................................................................................................29

DETERMINATION OF NET ASSET VALUE.................................................................................29


PURCHASE OF SHARES...............................................................................................29

         Exchange Privilege......................................................................................30
         Automatic Investment Plan...............................................................................30

REDEMPTION OF SHARES.............................................................................................31

         Systematic Withdrawal Plan..............................................................................31

RETIREMENT PLANS.................................................................................................31

         Individual Retirement Accounts..........................................................................31
         Defined Contribution Plans..............................................................................32
         Section 457 Plan, 401(k) Plan, 403(b) Plan..............................................................32

DIVIDENDS AND DISTRIBUTIONS......................................................................................32


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.............................................................32


TAXATION.........................................................................................................34

         Options, Futures and Forward Contracts..................................................................35
         Investment in Passive Foreign Investment Companies......................................................36
         Disposition of Shares...................................................................................37

OTHER INFORMATION................................................................................................37

         Capitalization..........................................................................................37
         Independent Auditors....................................................................................38
         Counsel.................................................................................................38
         Registration Statement..................................................................................38

FINANCIAL STATEMENTS.............................................................................................38


References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated ____________, 1999, of the Fund by which shares of the Fund ("Shares") are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

               INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective, policies and risks of the Portfolio discussed in the Prospectus.

         The investment objective of the Small Cap Equity Fund is to seek long-term growth of capital by investing, under normal market conditions, at least 80% of its investible assets in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises ("emerging growth companies"). The Trust seeks to achieve the investment objective of the Small Cap Equity by investing all of the Fund's investible assets in the Small Cap Equity Portfolio, which has the same investment objective as the Fund.

         The Small Cap Equity Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its assets in equity securities (consisting of common stocks, preferred stocks, and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities) of emerging growth companies. Emerging growth companies generally would have small (under $1 billion) market capitalizations and would have annual gross revenues ranging from $10 million to $1 billion, would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized. However, the Small Cap Equity Portfolio may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment. The Small Cap Equity Portfolio may invest up to 20% (and generally expects to invest between 5% and 10%) of its assets in foreign securities (excluding ADRs).

         Although the Small Cap Equity Portfolio will invest primarily in common stocks, the Portfolio may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments.

         When MFS Institutional Advisers (the "Adviser") believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Small Cap Equity Portfolio's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities. U.S. Government Securities that the Small Cap Equity Portfolio may invest in includes: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association.

FOREIGN SECURITIES

         The Portfolio may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

         The Portfolio may invest in securities of foreign growth companies, whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. The Portfolio may also invest in securities of issuers located in countries with relatively low gross national product per capita compared to the world's major economies, and in countries or regions with the potential for rapid economic growth ("Emerging Markets").

EMERGING MARKETS

         The Portfolio may invest in emerging markets, which presents greater risk than investing in foreign issuers in general. A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on the Portfolio's investments.

         Investing in formerly communist East European countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the fall of communism and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

         With respect to the Small-Cap Equity Portfolio, "emerging markets" include any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as defined above.

         Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by the Portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Portfolio's assets should these conditions recur.

         Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

         Liquidity, Trading Volume, Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         Default, Legal Recourse. The Portfolio may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by the Portfolio defaults, that Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Portfolio's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

         Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may


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continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Withholding. Income from securities held by the Portfolio could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Portfolio makes its investments. The Portfolio's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Portfolio or to entities in which the Portfolio has invested. The Sub-Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Foreign Currencies. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

AMERICAN DEPOSITARY RECEIPTS.

         American Depositary Receipts ("ADRs") are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Portfolio's custodian in five days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.

REPURCHASE AGREEMENTS

         The Portfolio may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which a Sub-Adviser has determined to be of comparable creditworthiness. Repurchase agreements are transactions by which a fund or portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The securities that the Portfolio purchases and holds have values that are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. The Advisor will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act, and therefore will be fully collateralized.

         The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities.

         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Portfolio has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Portfolio only enters into repurchase agreements after a Sub-Adviser has determined that the seller is creditworthy, and the Sub-Adviser monitor that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

LENDING ON PORTFOLIO SECURITIES

         The Portfolio may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Sub-Adviser. The Portfolio may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Portfolio will not lend its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are


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

risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Sub-Adviser to be of good standing, and when, in the judgment of the Sub-Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If the Sub-Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Portfolio's total assets.

OPTIONS AND FUTURES

         The Portfolio may invest in options and futures contracts. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Portfolio. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower Portfolio's return. Certain strategies limit the potential of the Portfolio to realize gains as well as limit their exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position.

         Options on Securities. The Portfolio may write (sell) covered call and put options on securities ("Options") and purchase call and put Options. The Portfolio may write Options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Portfolio writes an Option which expires unexercised or is closed out by the Portfolio at a profit, the Portfolio retains the premium paid for the Option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the Option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the Option moves adversely to the Portfolio's position, the Option may be exercised and the Portfolio will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

         The Portfolio may write Options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call Option against that security. The exercise price of the call Option the Portfolio determines to write depends upon the expected price movement of the underlying security. The exercise price of a call Option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the Option is written.

         The writing of covered put Options is similar in terms of risk/return characteristics to buy-and-write transactions. Put Options may be used by the Portfolio in the same market environments in which call Options are used in equivalent buy-and-write transactions.

         The Portfolio may also write combinations of put and call Options on the same security, a practice known as a "straddle." By writing a straddle, the Portfolio undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the Options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two Options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the Options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call Option on a portfolio security, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the Option. By writing a put Option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of Options will not be undertaken by the Portfolio solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where Options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Portfolio may also purchase put and call Options. Put Options are purchased to hedge against a decline in the value of securities held in the Portfolio's portfolio. If such a decline occurs, the put Options will permit the Portfolio to sell the securities underlying such Options at the exercise price, or to close out the Options at a profit. The Portfolio will purchase call Options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such an increase occurs, the call Option will permit the Portfolio to purchase the securities underlying such Option at the exercise price or to close out the Option at a profit. The premium paid for a call or put Option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the Option, and, unless the price of the underlying security rises or declines sufficiently, the Option may expire worthless to the Portfolio. In addition, in the event that the price of the security in connection with which an Option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the Option and related transaction costs.

         The staff of the Securities and Exchange Commission ("SEC") has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-Adviser disagrees with this position, the Sub-Adviser intends to limit the Portfolio's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Portfolio intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Portfolio has in place with such primary dealers will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

         Options on Stock Indices. The Portfolio may write (sell) covered call and put options and purchase call and put options on stock indices ("Options on Stock Indices"). The Portfolio may cover call Options on Stock Indices by owning securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Portfolio covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. The Portfolio may cover put options on stock indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option on a stock index, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investment. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, writing covered put options on indexes will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Portfolio may also purchase put options on stock indices to hedge their investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         The purchase of call options on stock indices may be used by the Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indexes of securities as such instruments become available for trading ("Futures Contracts"). This investment technique is designed to hedge (i.e., to protect) against anticipated future changes in interest or exchange rates which otherwise might adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of long-term bonds or other securities which the Portfolio intends to purchase at a later date. Futures Contracts may also be entered into for non-hedging purposes to the extent permitted by applicable law. A "sale" of a Futures Contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a Futures Contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

         While Futures Contracts provide for the delivery of securities or currencies, such deliveries are very seldom made. Generally, a Futures Contract is terminated by entering into an offsetting transaction. The Portfolio will incur brokerage fees when it purchases and sells Futures Contracts. At the time such a purchase or sale is made, the Portfolio must allocate cash or securities as a margin deposit ("initial deposit"). It is expected that the initial deposit will vary but may be as low as 5% or less of the value of the contract. The Futures Contract is valued daily thereafter and the payment of "variation margin" may be required to be paid or received, so that each day the Portfolio may provide or receive cash that reflects the decline or increase in the value of the contract.

         The purpose of the purchase or sale of a Futures Contract, for hedging purposes in the case of a portfolio holding long-term debt securities, is to protect the Portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into Futures Contracts for the sale of debt securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Portfolio's Futures Contracts should increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, since the futures market is more liquid than the cash market, the use of Futures Contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Similarly, when it is expected that interest rates may decline, Futures Contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of Futures Contracts should be similar to that of long-term bonds, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the Futures Contracts could be liquidated and the Portfolio could buy long-term bonds on the cash market. Purchases of Futures Contracts would be particularly appropriate when the cash flow from the sale of new shares of the Portfolio could have the effect of diluting dividend earnings. To the extent the Portfolio enters into Futures Contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such Futures Contracts will consist of cash, cash equivalents or short-term money market instruments from the portfolio of the Portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such Futures Contracts, thereby assuring that the transactions are unleveraged.

         Futures Contracts on foreign currencies may be used in a similar manner, in order to protect against declines in the dollar value of portfolio securities denominated in foreign currencies, or increases in the dollar value of securities to be acquired.

         A Futures Contract on an index of securities provides for the making and acceptance of a cash settlement based on changes in value of the underlying index. The Portfolio may enter into stock index futures contracts in order to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices and for non-hedging purposes to the extent permitted by applicable law. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that Fund intends to purchase. As such acquisitions are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities. Futures Contracts on other securities indexes may be used in a similar manner in order to protect the portfolio from broad fluctuations in securities prices and for non-hedging purposes to the extent permitted by applicable law.

         Options on Futures Contracts. The Portfolio may write and purchase options to buy or sell Futures Contracts ("Options on Futures Contracts"). The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the security or currency underlying the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the security or currency underlying the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Portfolio may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts, or for non-hedging purposes to the extent permitted by applicable law. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a rise in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the Portfolio may, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease in portfolio value occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance, or a decline in interest rates or a rise in the dollar value of foreign currencies in which securities to be acquired are denominated, the Portfolio may purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts. As in the case of Options, the writing of Options on Futures Contracts may require the Portfolio to forego all or a portion of the benefits of favorable movements in the price of portfolio securities, and the purchase of Options on Futures Contracts may require the Portfolio to forego all or a portion of such benefits up to the amount of the premium paid and related transaction costs. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "Forward Contract"). The Portfolio may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes. The Portfolio may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Small Cap Equity Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates. The Portfolio may also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk of losses which will reduce its gross income. For example, if the Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges.

         The Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         Risk Factors: Imperfect Correlation of Hedging Instruments with the Portfolio's Portfolio. The Portfolio's ability effectively to hedge all or a portion of its portfolio through transactions in Options, Futures Contracts, and Forward Contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund's portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, Futures Contracts or Forward Contracts traded, the Portfolio's hedging strategy may not be successful and the Portfolio could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an Option, Future Contract or Forward Contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio's overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of Futures Contracts and Options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where the Portfolio enters into Forward Contracts as a "cross hedge" (i.e., the purchase or sale of a Forward Contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Portfolio incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

         The correlation between prices of securities and prices of Options, Futures Contracts or Forward Contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the Option, Futures Contract and Forward Contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Adviser may still not result in a successful transaction. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the Option, Futures Contract or Forward Contract approaches.

         The trading of Options, Futures Contracts and Forward Contracts also entails the risk that, if the Sub-Adviser's judgment as to the general direction of interest or exchange rates is incorrect, the Portfolio's overall performance may be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates, and rates instead decline, the Portfolio will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

         It should be noted that the Portfolio may purchase and write Options not only for hedging purposes, but also for the purpose of attempting to increase its return. As a result, the Portfolio will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

         Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded Option, Futures Contract or Option on a Futures Contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and the Portfolio could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on the Portfolio's ability effectively to hedge its portfolio.

         The liquidity of a secondary market in an option or Futures Contract may be adversely affected by "daily price fluctuation limits," established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent the Portfolio from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and Futures Contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and Futures Contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Options on Futures Contracts. In order to profit from the purchase of an Option on a Futures Contract, it may be necessary to exercise the option and liquidate the underlying Futures Contract, subject to all of the risks of futures trading. The writer of an Option on a Futures Contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

         Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which the Portfolio will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for the Portfolio to respond in a timely manner.

         In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

         Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the Commodities Futures Trading Commission ("CFTC") has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for the Portfolio to enter into the trading strategies identified herein or to liquidate existing positions.

         As a result of its investments in foreign securities, the Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. The Portfolio may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or Forward Contracts it has entered into. This could occur, for example, if an option written by the Portfolio is exercised or the Portfolio is unable to close out a Forward Contract it has entered into. In addition, the Portfolio may elect to take delivery of such currencies. Under such circumstances, the Portfolio may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, the Portfolio may hold such currencies for an indefinite period of time if the Sub-Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Sub-Adviser anticipates favorable movements in such rates.

         While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, it also exposes the Portfolio to risk of loss if such rates move in a direction adverse to the Portfolio's position. Such losses could also adversely affect the Portfolio's hedging strategies. Certain tax requirements may limit the extent to which the Portfolio will be able to hold currencies.

         Restrictions on the Use of Options and Futures. In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Portfolio enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets. In addition, the Portfolio must comply with the requirements of various state securities laws in connection with such transactions.

         The Portfolio has adopted the additional policy that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Portfolio's total assets. Moreover, the Portfolio will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options.

         When the Portfolio purchases a Futures Contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Portfolio's custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging effect of such Futures is minimized.

FIXED INCOME SECURITIES

         To the extent Portfolio invests in fixed income securities, the net asset value of the Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund's or Portfolio's shorter-term obligations.

HIGH YIELD/HIGH RISK SECURITIES

         The Portfolio may invest in lower rated, high-yield, "junk" bonds. These securities are generally rated lower than Baa by Moody's or lower than BBB by S&P. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower rated, high-yield bonds, the Sub-

Adviser's research and analyses are important ingredients in the selection of lower rated, high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Portfolio does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

ILLIQUID INVESTMENTS

         The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Portfolio Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices. The Portfolio has a policy that no more than 10% of its net assets may be invested in restricted securities which are restricted as to resale, including Rule 144A and Section 4(2) securities.

         Each Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that a Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's or Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

PORTFOLIO TURNOVER

         The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The portfolio turnover rate for the Small Cap Equity Portfolio for fiscal year ended October 31, 1998 was __%. It is anticipated that in subsequent years the portfolio turnover rate for the Small Cap Equity Portfolio will not exceed ___%.

INVESTMENT RESTRICTIONS.

         The Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) have adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objective):

         (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

         (2) underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6)      issue any senior security (as that term is defined in the 1940
                  Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

         The Portfolio and the Fund are also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objective).

         As a matter of non-fundamental policy, the Portfolio (Fund) will not:

         (i) borrow money (including from a bank or through reverse repurchase agreements or forward roll transactions involving mortgage backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Portfolio may purchase any security while outstanding borrowings exceed 5%;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)      invest for the purpose of exercising control or management;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio; provided further that, except in the case of a merger or consolidation, the Portfolio shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

         (vii) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable;

         (viii) invest more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) in (a) securities that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than

                  5% of the Portfolio's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

         (ix) purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         (x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the Advisor, if after the purchase of the securities of such issuer for the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

         (xi) invest more than 5% of the Portfolio's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange;

         (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolios have no current intention to engage in short selling);

         (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written); and

         (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

PERCENTAGE AND RATING RESTRICTIONS

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PORTFOLIO TRANSACTIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by employees of the Sub-Adviser who are appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The Portfolio's portfolio manager or management committee may serve other clients of the Sub-Adviser or any subsidiary of the Sub-Adviser in a similar capacity.

         The primary consideration in placing portfolio security transactions is execution at the most favorable prices. The Sub-Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Sub-Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Sub-Adviser. At present no arrangements for the recapture of commission payments are in effect.

         Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Fund and of certain investment company clients of MFS Fund Distributors, Inc., the principal underwriter of certain funds in the MFS Family of Funds, as a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

         Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Sub-

Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Portfolio or to their other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Sub-Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Portfolio, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided such Research. For the period from September 3, 1996 (Portfolio commencement of operations) to October 31, 1996, the Portfolio paid aggregate brokerage commissions equal to $65,132 of which $42,400 (on $37,168,763 of transactions) was paid to broker-dealers that provided research to the sub-Adviser. For the year ended October 31, 1997, the portfolio paid aggregate brokerage commissions equal to $316,521, none of which was paid to broker-dealers that provided "brokerage and research services" to the sub-adviser. For the year ended October 31, 1998, the portfolio paid aggregate brokerage commissions equal to $________,

         In certain instances there may be securities that are suitable for the Portfolio as well as for the portfolio of one or more of the other clients of the Sub-Adviser or any affiliate of the Sub- Adviser. Investment decisions for the Portfolio and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Sub-Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the Sub-Adviser believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the total return for the Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission ("SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accomplished by standardized total return information.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

         Annual Total Return - Year Ended October 31, 1998: _____%.

         Average Annual Total Return - September 3, 1996 (commencement of operations) to October 31, 1998: _____%.

         Performance information for the Fund may also be compared to various unmanaged indices. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

TRUSTEES AND OFFICERS

         The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The principal occupations of the Trustees and executive officers of the Trust and Portfolio Trust for the past five years are listed below. Asterisks indicate that those officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

FREDERICK C. CHEN, Trustee
         126 Butternut Hollow Road, Greenwich, Connecticut 06830 - Management Consultant.

ALAN S. PARSOW, Trustee

         2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

WALTER B. GRIMM*, President and Secretary
         Employee of BISYS Fund Services, Inc., June, 1992 to present; prior to June, 1992 President of Leigh Investments Consulting (investment firm).

ANTHONY J. FISCHER, Vice President
         Employee of BISYS Fund Services, Inc., April, 1998 to present; Employee of SEI Investments and Merrill Lynch prior to April 1998.

PENNY D. GRANDOMINICO*, Vice President
         Employee of BISYS Fund Services, Inc., April 1995 to present; Financial Consultant, Smith Barney, July 1992 to April 1995.

ADRIAN WATERS*, Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., May 1993 to present; Manager, Price Waterhouse, 1989 to May 1993.

CATHERINE BRADY*, Assistant Treasurer
         Employee of BISYS Fund Services (Ireland) LTD., March 1994 to present; Supervisor, Price Waterhouse, 1990 to March 1994.

ELLEN STOUTAMIRE, Secretary
         Employee of BISYS Fund Services, Inc., April, 1997 to present; Attorney in private practice prior to April 1997.

ALAINA METZ*, Assistant Secretary
         Chief Administrator, Administrative and Regulatory Services, BISYS Fund Services, Inc., June 1995 to present; Supervisor, Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.

         *Messrs. Grimm, Fischer and Waters and Mss. Grandominico, Brady, Stoutamire and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

COMPENSATION TABLE

                                                      Retirement                                  Total
                                                      Pension of         Estimated            Compensation
                                   Aggregate       Benefits Accrued        Annual               From Fund
                                 Compensation         as Part of        Benefits Upon          Complex* to
       Name of Trustee            from Trust         Fund Expenses       Retirement              Trustees
       ---------------            ----------         -------------       ----------              --------
Frederick C. Chen                    $1,600              none                 none                $8,600
Alan S. Parsow                       $1,600              none                 none                $7,600
Larry M. Robbins                     $1,800              none                 none                $7,600
Michael Seely                        $1,600              none                 none                $7,600

* The Fund Complex includes the Trust, Republic Advisor Funds Trust, and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees for the year ended __________, 1998. The Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will receive an annual retainer of $5,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended, except that Mr. Robbins will receive an annual retainer of $7,600 and a fee of $1,000 for each meeting attended.

         As of January 14, 1998, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding Shares (the Trust has no knowledge of the beneficial ownership of such Shares): Republic National Bank of New York, Pension Plan & Trust, 452 Fifth Avenue, 27th Floor, New York, New York 10018 - 24.37%; Republic National Bank of New York, Pooled Profit Sharing Plan, 452 Fifth Avenue, 27th Floor, New York, New York 10018 - 18.35%; and Kinco & Co., c/o RNB Services, One Hanson Place, Brooklyn, New York 11243 - 8.21%. In addition, the identity and address of one owner of 5% or more of the outstanding shares of the Fund have been withheld at the request of the shareholder. Shareholders who own more than 25% of the outstanding voting securities of the Fund may be able to control the outcome of any matter submitted for the approval of shareholders of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT MANAGER

         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is paid a fee by the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.25% of the Portfolio's average daily net assets. For the period from September 3, 1996 (Portfolio commencement of operations) to October 31, 1996 and for the fiscal year ended October 31, 1997, investment management fees aggregated $30,803 and $429,442, respectively, all of which were waived. For the fiscal year ended

October 31, 1998, investment management fees aggregated $_________.

         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Fund or Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased. Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities. Republic has informed the Trust that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Republic or in the possession of any affiliate of Republic.

         Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Fund and Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Fund and Portfolio. If Republic were prohibited from acting as investment manager to the Fund and Portfolio, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

SUB-ADVISER

         MFS Institutional Advisers, Inc., as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser or Republic in their discretion. See "Portfolio Transactions." The Sub-Adviser also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         The Sub-Adviser, together with its parent company, MFS, and their predecessor organizations, has a history of money management dating from 1924. MFS is a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada. The Prospectus contains information with respect to the management of the Sub-Adviser and other investment companies for which the Sub-Adviser or MFS serve as investment adviser.

         For its services, the Sub-Adviser receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.75% of assets up to $50 million and 0.60% of assets in excess of $50 million. For the period from September 3, 1996 (Portfolio commencement of operations) to October 31, 1996 and for the fiscal year ended October 31, 1997, sub-advisory fees aggregated $85,616 and $1,104,635, respectively. For the fiscal year ended October 31, 1998, sub-advisory fees aggregated $______.

         The investment advisory services of the Sub-Adviser to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. The Sub-Adviser is free to and does render investment advisory services to others.

FUND ADMINISTRATOR

         Pursuant to an Administration Agreement, BISYS provides the Fund with general office facilities and supervises the overall administration of the Fund and the Portfolio including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Fund, BISYS receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $1 billion; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion. For providing similar services to the Portfolio, BISYS (Ireland) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the first $1 billion of the Portfolio's average daily net assets; 0.04% of the next $1 billion of such assets; and 0.035% of such assets in excess of $2 billion.

         For the fiscal period ended October 31, 1996, the Portfolio accrued administration fees equal to $6,161, of which $2,683 was waived, and the Fund accrued administration fees equal to $1,446, of which $1,309 was waived. For the fiscal year ended October 31, 1998, the Portfolio accrued administration fees equal to $85,889 and the Fund accrued administration fees equal to $2,763, none of which fees were waived. For the fiscal year ended October 31, 1998, the Portfolio accrued administration fees equal to $_____ and the Fund accrued administration fees equal to $______.

         Each Administration Agreement will remain in effect until March 31, 1999, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS or

BISYS (Ireland), as appropriate. Each Administration Agreement will terminate automatically in the event of its assignment. Each Administration Agreement also provides that neither BISYS nor BISYS (Ireland), as appropriate, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or Portfolio Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

         BISYS provides persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees of BISYS or its affiliates.

TRANSFER AGENT

         The Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as transfer agent ("Transfer Agent") for Shares of the Fund, and the Portfolio Trust has entered into a Transfer Agent Agreement with Investors Fund Services (Ireland) Limited (also a "Transfer Agent"). The Transfer Agents maintain an account for each shareholder of the Fund and investor in the Portfolio, performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02117.

         Pursuant to an agreement, as of April 1, 1999, BISYS will provide all services with respect to each class of shares of the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN AND FUND ACCOUNT AGENTS

         Pursuant to a Custodian Agreement, with respect to domestic assets, Republic acts as the custodian of the Fund's assets. With respect to foreign assets, IBT serves as custodian for the Fund and the Portfolio (together, with Republic, the "Custodian"). The Custodians' responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodians do not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodians receive such compensation as may from time to time be agreed upon by it and the Trust. IBT Fund Services (Canada) Inc. serves as the fund accounting agent for the Portfolio.

SHAREHOLDER SERVICING AGENTS

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem

Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. Although the Fund does not currently compensate Shareholder Servicing Agents for performing these services with respect to Shares, the Fund is authorized to pay a Shareholder Servicing Fee up to 0.25%, on an average basis, of the Fund's daily net assets.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

         The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

EXPENSES

         Except for the expenses paid by the Manager and the Distributor, the Fund bears all costs of its operations Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Sub-Adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                               PURCHASE OF SHARES

         Shares may be purchased through the Distributor Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on their assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

         All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

         An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Transfer Agent.

         Certain clients of the Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets so purchased by the Fund will be subject to valuation and other procedures by the Board of Trustees.

EXCHANGE PRIVILEGE

         By contacting the Transfer Agent or his Shareholder Servicing Agent, a shareholder may exchange some or all of his Shares for shares of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund (Adviser Class), Republic New York Tax-Free Money Market Fund (Adviser Class), Republic Fixed Income Fund, Republic New York Tax-Free Bond Fund (Adviser Class), Republic Equity Fund (Adviser Class), Republic International Equity Fund, Republic Small Cap Equity Fund and such other Republic Funds or other registered investment companies (or series thereof)for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

         Shares are being offered only to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust or the Advisor Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from each Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

         Shareholder Servicing Agents may transmit purchase payments on behalf of their customers by wire directly to a Fund's custodian bank by following the procedures described above.

         For further information on how to direct a Shareholder Servicing Agent to purchase Shares, an investor should contact his Shareholder Servicing Agent (see back cover for address and phone number).

AUTOMATIC INVESTMENT PLAN

         If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in a Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         A shareholder may redeem Shares only by authorizing his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

SYSTEMATIC WITHDRAWAL PLAN

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

                                RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

         Shares of the Fund may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons that are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

         The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed semi-annually to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the

Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes. Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

         Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolios are separate series of the Portfolio Trust, which currently has only these three series. The

Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of their respective Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither Fund nor their shareholders will be adversely affected by reason of the investment of all of its assets in the Portfolio.


                                    TAXATION

         The following is a summary of certain U.S. federal income tax issues concerning the Fund, its shareholders and the Portfolio. The Fund and the Portfolio may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

         Each year, to qualify as a separate "regulated investment company" under the Code, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

         The Portfolio has obtained from the Internal Revenue Service ("IRS") a ruling that the Portfolio will be treated for federal income tax purposes as a partnership. For purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's income attributable to that share.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         Distributions by the Fund of its net investment income will be taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. Distributions by the Fund of its net capital gain, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or 28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by the Fund for more than 18 months and are subject to a maximum tax rate of 20%. "28% Gains" arise from sales of assets held by the Fund for more than one year but no more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

OPTIONS, FUTURES AND FORWARD CONTRACTS

         Some of the options, futures contracts and forward contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to- market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

         Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         The Portfolio may invest in shares of foreign corporations (through
ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares held by the Portfolio. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

DISPOSITION OF SHARES

         Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands; gain will generally be subject to a maximum tax rate of 20% if the shareholder's holding period for the shares is more than 18 months, and a maximum tax rate of 28% if the shareholder's holding period for the shares is more than one year but less than 18 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Distributions by the Fund and redemption proceeds may be subject to backup withholding at the rate of 31%. Backup withholding generally applies to shareholders who have failed to properly certify their taxpayer identification numbers, who fail to provide other required tax-related certifications, and with respect to whom the Fund has received certain notifications from the Internal Revenue Service requiring or permitting the Fund to apply backup withholding. Backup withholding is not an additional tax and amounts so withheld generally may be applied by affected shareholders as a credit against their federal income tax liability.

                                OTHER INFORMATION

CAPITALIZATION

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996.

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT AUDITORS

         The Board of Trustees has appointed KPMG Peat Marwick LLP as independent auditors of the Trust for the fiscal year ending October 31, 1998. KPMG Peat Marwick LLP will audit the Fund's annual financial statements, prepare the Fund's and Portfolio's income tax returns, and assist in the preparation of filings with the SEC. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02110. The Portfolio Trust has appointed KPMG as its independent auditors to audit the Portfolio's financial statements for the fiscal year ending October 31, 1998.

COUNSEL

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The current audited financial statements dated October 31, 1998 of each of the Fund and the Portfolio are hereby incorporated herein by reference from the Annual Report of the Fund dated October 31, 1998 as filed with the SEC. Copies of such reports will be provided without charge to each person receiving this Statement of Additional Information.

                                     PART C

ITEM 23.  EXHIBITS

         (a) Declaration of Trust; Establishment and designation of series for Republic Fixed Income Fund, Republic International Equity Fund, and Republic Small Cap Equity Fund. 5

         (b)      By-Laws. 1

         (e) Distribution Agreement regarding Republic Fixed Income Fund, Republic International Equity Fund, Republic Small Cap Equity Fund. 5

         (f)      Not applicable.

         (g)(1)   Custodian Agreement - (to be filed by amendment)

         (g)(2) Transfer Agency and Service Agreement - (to be filed by amendment).

         (g)(3)   Custodian Agreement - Republic - (to be filed by amendment).

         (g)(4) Transfer Agency and Service Agreement - (to be filed by amendment).

         (h)(1)   Form of Service Agreement - (to be filed by amendment).

         (h)(2) Administrative Agreement regarding Republic Fixed Income Fund, Republic International Equity Fund, Republic Small Cap Equity Fund. 5

         (i)      Opinion of Counsel. 2

         (j)      Consent of Independent Auditors - (to be filed by amendment).

         (k)      Not applicable.

         (m)      Not applicable

         (n)(1)   Schedule of Performance Computations. 1

         (n)(2)   Financial Data Schedules - (to be filed by amendment).

         (o)      Not applicable.

         (p)(1) Powers of Attorney of Trustees and Officers of Registrant and Republic Portfolios. 4

         (p)(2)   Power of Attorney for Adrian Waters. 5

         (p)(3)   Power of Attorney for Walter B. Grimm. 6

------------------------------------

1 Incorporated herein by reference from the registration statement on Form N-1A of the Registrant (File No. 333-2205) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on April 3, 1996.

2 Incorporated herein by reference from pre-effective amendment no. 1 to the Registration Statement as filed with the SEC on June 24, 1996.

3 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on July 31, 1996.

4 Incorporated herein by reference from post-effective amendment no. 2 to the Registration Statement as filed with the SEC on November 26, 1996.

5 Incorporated herein by reference from Post-effective amendment no. 5 to the Registration Statement as filed with the SEC on February 28, 1997.

6 Incorporated herein by reference from post-effective amendment no. 6 to the Registration Statement as filed with the SEC on February 25, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25.  INDEMNIFICATION

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

                     NAME -- BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL S. DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C. KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank; Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN
Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C. MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN F. MERTZ
Director of RNYC and Republic Bank.

CHARLES G. MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L. MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E. DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L. NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S. PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SILAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER H. WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York, New York  11375.
(4) One Dock Street, Stamford, CT  06902

ITEM 27.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

         (b) The information required by this Item 29 with respect to each director or officer of BISYS is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Funds certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 333-02205) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 30th day of December, 1998.

REPUBLIC FUNDS

By WALTER B. GRIMM**
---------------------------
Walter B. Grimm
President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on _____________, 199_.


WALTER B. GRIMM**
------------------------------
Walter B. Grimm
President

ADRIAN WATERS**
------------------------------
Adrian Waters
Treasurer and Principal Accounting
  and Financial Officer

ALAN S. PARSOW*
------------------------------
Alan S. Parsow
Trustee

LARRY M. ROBBINS*
------------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
------------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
------------------------------
Frederick C. Chen
Trustee

 *By  /S/ DAVID  J.  HARRIS
------------------------
David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 2.


**By  /S/ CATHERINE BRADY
------------------------
Catherine Brady, as attorney-in-fact pursuant to powers of attorney filed as
Exhibit 19 to post-effective amendment No. 2, Exhibit 19 to post-effective amendment No. 5, and Exhibit 19 to post-effective amendment No. 6.


         Republic Portfolios (the "Portfolio Trust") has duly caused this amendment to the registration statement on Form N-1A (File No. 333-02205) ("Registration Statement") of Republic Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized on the 30th of December, 1998.


REPUBLIC PORTFOLIOS

By WALTER B. GRIMM**
   --------------------------
   Walter B. Grimm
   President

         Pursuant to the requirements of the Securities Act of 1933, the post-effective amendment to the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 1998.


WALTER B. GRIMM**
--------------------------
Walter B. Grimm
President

ADRIAN WATERS**
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By  /S/  DAVID  J.  HARRIS
     --------------------------
David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 2.

**   /S/CATHERINE BRADY
     --------------------------
Catherine Brady, as attorney-in-fact pursuant to powers of attorney filed as
Exhibit 19 to post-effective amendment No. 2, Exhibit 19 to post-effective amendment No. 5, and Exhibit 19 to post-effective amendment No. 6.